UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08673

DREYFUS INVESTMENT PORTFOLIOS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Bond Portfolio
March 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--135.0%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
L-3 Communications,
Bonds	3.00	8/1/35	60,000	64,350
Agricultural--.4%
Philip Morris,
Debs.	7.75	1/15/27	185,000 a	221,717
Airlines--.0%
U.S. Air,
Enhanced Equip. Notes, Ser. CL
C	8.93	10/15/09	42,614 b,c	4
Asset-Backed Ctfs./Auto Receivables--1.2%
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	160,000	158,987
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	185,000	184,044
Hyundai Auto Receivables Trust,
Ser. 2006-A, Cl. A2	5.13	2/16/09	66,695	66,712
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	60,000	60,218
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	250,000	248,232
				718,193
Asset-Backed Ctfs./Credit Cards--2.9%
American Express Credit Account
Master Trust, Ser. 2004-5,
Cl. B	5.57	4/16/12	105,000 d	105,143
Bank of America Credit Card Trust,
Ser. 2006-B3, Cl. B3	5.40	1/17/12	310,000 d	310,472
Chase Issuance Trust,
Ser. 2005-B1, Cl. B1	5.46	12/15/10	325,000 d	325,469
Chase Issuance Trust,
Ser. 2006-B1, Cl. B1	5.47	4/15/13	360,000 d	360,858
Citibank Credit Card Issuance
Trust, Ser. 2003-A9, Cl. A9	5.44	11/22/10	50,000 d	50,109
MBNA Credit Card Master Note
Trust, Ser. 2002-C1, Cl. C1	6.80	7/15/14	525,000	559,654
				1,711,705
Asset-Backed Ctfs./Home Equity Loans--8.1%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	235,000 d	229,550
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A1	5.96	7/25/36	175,759 d	175,747
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	205,000 d	200,348
Conseco Finance Home Loan Trust,
Ser. 2000-E, Cl. A5	9.02	8/15/31	34,349 d	34,691
Countrywide Asset-Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.45	7/25/36	109,202 d	109,275
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	180,000 d	180,864
Credit-Based Asset Servicing and

Securitization, Ser. 2005-CB4,
Cl. AV1	5.42	8/25/35	27,723 d	27,740
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	130,394 d	129,899
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF5	5.65	12/25/35	335,000 d	333,910
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	58,268 d	58,100
Credit-Based Asset Servicing and
Securitization, Ser. 2007-CB2,
Cl. A2A	5.89	2/25/37	212,611 d	212,680
CS First Boston Mortgage
Securities, Ser. 2002-HE4,
Cl. MF1	6.94	8/25/32	99,887 d	101,301
Home Equity Asset Trust,
Ser. 2005-8, Cl. M4	5.90	2/25/36	185,000 d	184,142
Home Equity Mortgage Trust,
Ser. 2006-5, Cl. A1	5.50	1/25/37	124,370 d	124,770
Morgan Stanley ABS Capital I,
Ser. 2005-WMC6, Cl. A2A	5.43	7/25/35	32,176 d	32,199
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	90,000 d	90,675
Nationstar Home Equity Loan Trust,
Ser. 2007-A, Cl. AV2	5.42	3/25/37	445,000 d	445,040
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	233,153 d	232,142
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	205,000 d	205,136
Renaissance Home Equity Loan
Trust, Ser. 2006-4, Cl. AV1	5.39	1/25/37	109,666 d	109,717
Renaissance Home Equity Loan
Trust, Ser. 2006-1, Cl. AF2	5.53	5/25/36	300,000 d	299,069
Renaissance Home Equity Loan
Trust, Ser. 2006-3, Cl. AF2	5.58	11/25/36	125,000 d	125,083
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AI6	4.55	12/25/34	180,000	173,010
Residential Asset Mortgage
Products, Ser. 2005-EFC5,
Cl. M1	5.72	10/25/35	220,000 d	219,488
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.75	9/25/35	215,000 d	215,003
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M2	5.77	9/25/35	240,000 d	239,722
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI1	5.43	3/25/36	49,565 d	49,594
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M2	5.73	5/25/35	150,000 d	149,025
				4,687,920
Asset-Backed Ctfs./Manufactured Housing--.8%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	191,771	198,604
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	150,000	149,924

Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	105,000	105,340
				453,868
Automobile Manufacturers--1.4%
Daimler Chrysler N.A. Holding,
Gtd. Notes	5.69	3/13/09	155,000 d	155,355
DaimlerChrysler N.A. Holding,
Notes	4.88	6/15/10	110,000	108,964
DaimlerChrysler N.A. Holding,
Gtd. Notes	5.77	3/13/09	200,000 d	200,718
DaimlerChrysler N.A. Holding,
Gtd. Notes, Ser. E	5.89	10/31/08	365,000 d	367,046
				832,083
Automotive, Trucks & Parts--.1%
Goodyear Tire & Rubber,
Sr. Notes	9.14	12/1/09	35,000 d,e	35,306
Banks--6.2%
Capital One Financial,
Sr. Unsub. Notes	5.62	9/10/09	225,000 d	225,707
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	160,000	168,800
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	300,000 d,e	290,189
Colonial Bank N.A./Montgomery, AL,
Sub. Notes	6.38	12/1/15	250,000	259,957
Glitnir Banki,
Unscd. Bonds	7.45	9/14/49	300,000 d,e	322,622
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	325,000 d,e	316,674
Islandsbanki,
Notes	5.52	10/15/08	50,000 d,e	49,952
Landsbanki Islands,
Sr. Notes	6.06	8/25/09	300,000 d,e	304,061
Popular North America,
Notes	5.69	12/12/07	180,000 d	180,434
Sovereign Bancorp,
Sr. Notes	5.64	3/1/09	290,000 d	290,946
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	40,000 d	40,601
USB Capital IX,
Gtd. Notes	6.19	4/15/49	610,000 a,d	626,014
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	230,000	250,300
Zions Bancorporation,
Sr. Unscd. Notes	5.48	4/15/08	275,000 d	275,334
				3,601,591
Building & Construction--1.3%
American Standard,
Gtd. Notes	7.38	2/1/08	205,000	207,651
Centex,
Notes	4.75	1/15/08	100,000	99,495
D.R. Horton,
Gtd. Notes	5.88	7/1/13	180,000	176,086
Masco,
Sr. Unscd. Notes	5.66	3/12/10	155,000 d	155,103
Owens Corning,
Sr. Unscd. Notes	6.50	12/1/16	100,000 e	102,322
				740,657
Chemicals--1.1%

Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	65,000	68,738
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	330,000	325,251
Lubrizol,
Debs.	6.50	10/1/34	95,000	95,060
RPM International,
Sr. Notes	4.45	10/15/09	150,000	146,995
				636,044
Commercial & Professional Services--.3%
ERAC USA Finance,
Notes	5.61	4/30/09	90,000 d,e	90,261
ERAC USA Finance,
Notes	7.95	12/15/09	100,000 e	106,869
				197,130
Commercial Mortgage Pass-Through Ctfs.--6.5%
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	5.59	4/25/36	153,757 d,e	153,805
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	5.60	1/25/37	223,126 d,e	223,126
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.68	4/25/34	96,631 d,e	96,812
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	5.72	11/25/35	229,609 d,e	230,470
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.90	8/25/33	80,054 d,e	80,121
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.90	12/25/33	102,087 d,e	102,246
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.32	11/25/35	85,040 d,e	86,381
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	345,000	336,835
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	150,000	146,999
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18,
Cl. A2	4.56	2/13/42	185,000 d	182,569
Bear Stearns Commercial Mortgage
Securities. Ser. 1998-C1,
Cl. A2	6.44	6/16/30	185,000	186,785
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	190,000 e	197,881
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	5.51	5/15/23	295,000 d,e	295,248
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	170,000 e	169,444
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	90,000 e	89,159
DLJ Commercial Mortgage,
Ser. 1998-CF2, Cl. A1B	6.24	11/12/31	147,072	148,702
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	225,000 e	225,270
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	50,000 e	50,024
GMAC Commercial Mortgage

Securities, Ser. 2003-C3,
Cl. A2		4.22	4/10/40	125,000	122,795
Morgan Stanley Capital I,
Ser. 1999-RM1, Cl. A2		6.71	12/15/31	54,780	55,735
SBA CMBS Trust,
Ser. 2006-1A, Cl. D		5.85	11/15/36	80,000 e	79,509
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A		3.83	1/25/35	533,173 e	518,147
					3,778,063
Diversified Financial Services--10.7%
Ameriprise Financial,
Jr. Sub. Notes		7.52	6/1/66	290,000 d	313,528
Bear Stearns,
Notes		5.45	2/23/10	435,000 d	435,200
CIT Group,
Sr. Notes		5.51	8/15/08	275,000 d	275,516
Countrywide Home Loans,
Notes		4.13	9/15/09	190,000	184,888
FCE Bank,
Notes	EUR	4.91	9/30/09	125,000 d,f	163,109
Ford Motor Credit,
Notes		5.63	10/1/08	255,000	249,967
Ford Motor Credit,
Unscd. Notes		6.18	9/28/07	120,000 d	120,011
Fuji JGB Investment,
Sub. Bonds		9.87	12/29/49	130,000 d,e	136,864
Glencore Funding,
Gtd. Notes		6.00	4/15/14	160,000 e	158,815
HSBC Finance,
Sr. Notes		5.70	9/14/12	415,000 a	417,348
Jefferies Group,
Sr. Unscd. Notes		7.75	3/15/12	100,000	109,334
Kaupthing Bank,
Sr. Notes		6.06	1/15/10	280,000 d,e	283,121
Kaupthing Bank,
Sub. Notes		7.13	5/19/16	300,000 e	325,067
Leucadia National,
Sr. Unscd. Notes		7.00	8/15/13	145,000	146,450
MBNA Capital,
Gtd. Cap. Secs., Ser. A		8.28	12/1/26	115,000	120,411
Merrill Lynch,
Notes, Ser. C		5.58	2/5/10	85,000 d	85,291
Pemex Finance,
Bonds		9.69	8/15/09	250,000	263,734
Residential Capital,
Gtd. Notes		6.38	6/30/10	125,000	125,057
Residential Capital,
Gtd. Notes		6.66	11/21/08	150,000 d	150,311
Residential Capital,
Gtd. Notes		7.19	4/17/09	325,000 a,d,e	322,345
SB Treasury,
Bonds		9.40	12/29/49	360,000 d,e	376,834
SLM,
Notes		5.52	7/26/10	570,000 d	569,943
St. George Funding,
Bonds		8.49	12/29/49	465,000 d,e	486,481
Tokai Preferred Capital,
Bonds		9.98	12/29/49	305,000 d,e	321,313

Windsor Financing,
Gtd. Notes	5.88	7/15/17	91,006 e	91,463
				6,232,401
Diversified Metals & Mining--.7%
Falconbridge,
Bonds	5.38	6/1/15	35,000	34,769
Noranda,
Notes	6.00	10/15/15	220,000	227,784
Reliance Steel & Aluminum,
Gtd. Notes	6.20	11/15/16	150,000 e	151,013
				413,566
Electric Utilities--5.9%
American Electric Power,
Sr. Notes	4.71	8/16/07	145,000 d	144,587
Cinergy,
Debs.	6.53	12/16/08	135,000	137,557
Cogentrix Energy,
Gtd. Notes	8.75	10/15/08	200,000 e	211,057
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	310,000	309,993
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. B	5.54	11/14/08	160,000 d	160,184
Dominion Resources/VA,
Sr. Notes, Ser. D	5.65	9/28/07	370,000 d	370,192
FirstEnergy,
Unsub. Notes, Ser. B	6.45	11/15/11	350,000	367,221
FPL Energy National Wind,
Scd. Bonds	5.61	3/10/24	89,409 e	88,497
FPL Group Capital,
Gtd. Debs., Ser. B	5.55	2/16/08	290,000	290,362
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	125,000	130,769
NiSource Finance,
Gtd. Notes	5.93	11/23/09	200,000 d	200,345
PP & L Capital Funding,
Gtd. Notes, Ser. D	8.38	6/15/07	210,000	211,146
TXU Electric Delivery,
Bonds	5.73	9/16/08	490,000 d,e	490,130
TXU,
Sr. Notes, Ser. O	4.80	11/15/09	305,000	301,128
				3,413,168
Environmental Control--.9%
Allied Waste North America
Scd. Notes	6.38	4/15/11	50,000	50,125
Allied Waste North America,
Scd. Notes, Ser. B	5.75	2/15/11	50,000	49,000
Oakmont Asset Trust,
Notes	4.51	12/22/08	155,000 e	152,095
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	125,000	133,408
Waste Management,
Sr. Unsub. Notes	6.50	11/15/08	130,000	132,388
				517,016
Food & Beverages--1.0%
H.J. Heinz,
Notes	6.43	12/1/20	225,000 e	228,977
Safeway,
Sr. Unscd. Notes	4.13	11/1/08	130,000	127,898
Stater Brothers Holdings,

Sr. Notes		8.13	6/15/12	135,000	139,725
Tyson Foods,
Sr. Unscd. Notes		6.85	4/1/16	100,000 d	104,231
					600,831
Foreign/Governmental--4.1%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.17	6/16/08	250,000 d	247,875
Federal Republic of Brazil,
Unscd. Bonds	BRL	12.50	1/5/16	1,140,000 a,f	634,008
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	3,320,000 f	319,049
Republic of Argentina,
Bonds		5.48	8/3/12	840,000 d	602,910
Russian Federation,
Unsub. Bonds		8.25	3/31/10	563,898 e	592,093
					2,395,935
Health Care--1.8%
Baxter International,
Sr. Unscd. Notes		5.20	2/16/08	200,000	199,883
HCA,
Sr. Unscd. Notes		7.88	2/1/11	135,000	137,871
HCA,
Sr. Unscd. Notes		8.75	9/1/10	75,000	78,844
Medco Health Solutions,
Sr. Unscd. Notes		7.25	8/15/13	368,000	398,507
Tenet Healthcare,
Sr. Notes		6.38	12/1/11	110,000	103,400
Teva Pharmaceutical Finance,
Gtd. Notes		6.15	2/1/36	125,000	120,962
					1,039,467
Lodging & Entertainment--.9%
Cinemark,
Sr. Discount Notes		9.75	3/15/14	25,000 g	23,000
Harrah's Operating,
Gtd. Notes		7.13	6/1/07	140,000	140,534
MGM Mirage,
Gtd. Notes		8.50	9/15/10	190,000	204,013
Mohegan Tribal Gaming Authority,
Sr. Unscd. Notes		6.13	2/15/13	125,000	123,750
Speedway Motorsports,
Sr. Sub. Notes		6.75	6/1/13	20,000	19,950
					511,247
Machinery--.4%
Case New Holland,
Gtd. Notes		7.13	3/1/14	70,000	73,150
Terex,
Gtd. Notes		7.38	1/15/14	140,000	144,900
					218,050
Manufacturing--.1%
Tyco International Group,
Gtd. Notes		6.88	1/15/29	65,000	76,951
Media--1.9%
Clear Channel Communications,
Sr. Unscd. Notes		4.50	1/15/10	215,000	207,265
Comcast,
Gtd. Notes		5.66	7/14/09	505,000 d	506,017
Cox Communications,
Notes		7.13	10/1/12	70,000	75,552

Time Warner,
Gtd. Notes	5.59	11/13/09	330,000 d	330,753
				1,119,587
Oil & Gas--3.1%
Anadarko Petroleum,
Sr. Unscd. Notes	5.75	9/15/09	600,000 d	601,685
BJ Services,
Sr. Unscd. Notes	5.53	6/1/08	625,000 d	625,628
Enterprise Products Operating,
Gtd. Notes, Ser. B	4.00	10/15/07	450,000	446,778
Sempra Energy,
Sr. Notes	4.62	5/17/07	130,000	129,860
				1,803,951
Packaging & Containers--.6%
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	120,000	124,050
Crown Americas/Capital,
Gtd. Notes	7.75	11/15/15	60,000	62,700
Sealed Air,
Bonds	6.88	7/15/33	170,000 e	169,976
				356,726
Paper & Forest Products--.9%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	200,000 e	202,000
Sappi Papier Holding,
Gtd. Notes	6.75	6/15/12	150,000 e	151,448
Temple-Inland,
Gtd. Notes	6.63	1/15/18	150,000	157,994
				511,442
Property & Casualty Insurance--1.8%
Allmerica Financial,
Debs.	7.63	10/15/25	85,000	91,710
Assurant,
Sr. Notes	6.75	2/15/34	85,000	91,596
Hartford Financial Services Group,
Sr. Notes	5.66	11/16/08	150,000	150,856
Leucadia National,
Sr. Notes	7.13	3/15/17	370,000 e	369,538
Nippon Life Insurance,
Notes	4.88	8/9/10	250,000 e	246,282
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	100,000	100,670
				1,050,652
Real Estate Investment Trusts--5.9%
Archstone-Smith Operating Trust,
Notes	3.00	6/15/08	140,000	135,956
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	25,000	24,721
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.63	8/15/14	40,000	40,444
Boston Properties,
Sr. Notes	6.25	1/15/13	90,000	94,589
Commercial Net Lease Realty,
Sr. Unscd. Notes	6.15	12/15/15	150,000	153,041
Duke Realty,
Notes	3.50	11/1/07	125,000	123,611
Duke Realty,
Sr. Notes	5.25	1/15/10	170,000	170,069
ERP Operating,

Notes	4.75	6/15/09	75,000	74,137
ERP Operating,
Notes	5.13	3/15/16	100,000	97,698
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	75,000	74,805
Federal Realty Investment Trust,
Notes	6.00	7/15/12	65,000	66,835
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	360,000	346,677
Host Hotels & Resorts,
Gtd. Notes	6.88	11/1/14	20,000	20,400
HRPT Properties Trust,
Sr. Unscd. Notes	5.95	3/16/11	350,000 d	350,385
Istar Financial,
Sr. Unscd. Notes	5.69	3/9/10	330,000 d	330,403
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	190,000	188,447
Mack-Cali Realty,
Notes	5.25	1/15/12	80,000	79,364
Regency Centers,
Gtd. Notes	5.25	8/1/15	200,000	195,006
Simon Property Group,
Notes	4.60	6/15/10	160,000	157,402
Simon Property Group,
Notes	4.88	8/15/10	105,000	104,064
Socgen Real Estate,
Bonds	7.64	12/29/49	580,000 d,e	586,596
				3,414,650
Residential Mortgage Pass-Through Ctfs.--6.5%
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	8.27	4/25/36	91,220 d,e	91,220
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	76,483 d	76,434
ChaseFlex Trust,
Ser. 2006-2, Cl. A5	5.99	9/25/36	150,000 d	151,825
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	59,392 d	58,997
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	747,142	753,752
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	6.07	2/25/36	185,986 d	185,171
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	6.82	2/25/36	143,066 d	136,874
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	97,405 d	97,657
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B1	6.07	6/25/36	49,960 d	50,202
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.18	9/25/36	128,975 d	130,625
J.P. Morgan Alternative Loan
Trust, Ser. 2006-S4, Cl. A6	5.71	12/25/36	120,000 d	121,372
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.49	2/25/35	103,889 d	101,536
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/25/36	85,000 d	85,669
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	225,000 d	220,521

Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5		5.16	3/25/35	170,000 d	167,625
Soundview Home Equity Loan Trust,
Ser. 2007-NS-1, Cl. A1		5.44	1/25/37	92,731 d	92,779
Washington Mutual,
Ser. 2005-AR4, Cl. A4B		4.67	4/25/35	450,000 d	444,312
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1		4.54	2/25/35	577,678 d	570,158
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9		5.75	2/25/33	220,000	219,031
					3,755,760
Retail--.6%
CVS,
Sr. Unscd. Notes		5.75	8/15/11	55,000	56,067
Home Depot,
Sr. Unscd. Notes		5.48	12/16/09	95,000 d	95,176
May Department Stores,
Unscd. Notes		3.95	7/15/07	70,000	69,648
May Department Stores,
Gtd. Notes		5.95	11/1/08	100,000	101,048
					321,939
State/Territory Gen Oblg--2.3%
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds		7.31	6/1/34	485,000	508,168
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds		7.43	6/1/34	150,000 d	149,751
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds		6.00	6/1/27	255,000	251,310
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds		6.50	6/1/23	435,000	433,656
					1,342,885
Telecommunications--5.1%
America Movil,
Gtd. Notes		5.45	6/27/08	50,000 d,e	50,063
AT & T,
Sr. Notes		5.45	5/15/08	325,000 d	325,323
AT & T,
Notes		5.46	2/5/10	270,000 d	270,381
France Telecom,
Unsub. Notes		7.75	3/1/11	160,000 d	174,464
Intelsat,
Sr. Unscd. Notes		5.25	11/1/08	175,000	173,031
KPN,
Sr. Unsub. Bonds		8.38	10/1/30	120,000	136,222
Nextel Communications,
Gtd. Notes, Ser. F		5.95	3/15/14	140,000	137,926
Nextel Partners,
Gtd. Notes		8.13	7/1/11	180,000	188,026
Nordic Telephone Holdings,
Scd. Notes	EUR	8.25	5/1/16	50,000 e,f	72,952
PanAmSat,
Gtd. Notes		9.00	6/15/16	125,000 e	138,281
Qwest,

Bank Note, Ser. B	6.95	6/30/10	50,000 d	51,562
Qwest,
Bank Note, Ser. B	6.95	6/30/10	199,000 d	205,219
Qwest,
Sr. Notes	7.88	9/1/11	90,000	96,075
Sprint Capital,
Gtd. Notes	8.75	3/15/32	125,000	147,851
Telefonica Emisiones,
Gtd. Notes	5.65	6/19/09	265,000 d	266,056
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	305,000	312,938
Windstream,
Gtd. Notes	8.13	8/1/13	180,000	195,750
				2,942,120
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	135,000	136,994
Transportation--.3%
Ryder System,
Notes	3.50	3/15/09	195,000	188,144
U.S. Government Agencies/Mortgage-Backed--30.3%
Federal Home Loan Mortgage Corp:
5.50%, 4/15/14			1,500,000	1,503,270
Multiclass Mortgage
Participation Ctfs.
(Interest Only
Obligations), Ser. 2752,
Cl. GM, 5.00%, 3/15/26			3,000,000 h	383,227
Federal National Mortgage Association:
5.00%			3,100,000 i	3,057,375
5.50%			1,295,000 i	1,281,636
6.00%			6,570,000 i	6,648,494
5.00%, 9/1/17			108,337	107,207
5.50%, 8/1/34 - 9/1/34			1,360,057	1,348,547
Government National Mortgage Association I:
Ser. 2004-43, Cl. A, 2.82%,
12/16/19			265,793	256,498
Ser. 2003-88, Cl. AC,
2.91%, 6/16/18			230,155	223,575
Ser. 2004-57, Cl. A, 3.02%,
1/16/19			339,788	329,171
Ser. 2004-9, Cl. A, 3.36%,
8/16/22			74,555	72,235
Ser. 2004-25, Cl. AC,
3.38%, 1/16/23			224,787	218,254
Ser. 2004-77, Cl. A, 3.40%,
3/16/20			175,097	170,618
Ser. 2004-67, Cl. A, 3.65%,
9/16/17			127,139	124,493
Ser. 2005-34, Cl. A, 3.96%,
9/16/21			165,343	162,515
Ser. 2005-79, Cl. A, 4.00%,
10/16/33			191,171	187,029
Ser. 2005-50, Cl. A, 4.02%,
10/16/26			158,260	155,086
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			271,038	264,693
Ser. 2005-42, Cl. A, 4.05%,
7/16/20			229,905	225,892

Ser. 2004-51, Cl. A, 4.15%,
2/16/18	48,102	47,308
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	184,544	181,805
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	475,000	468,065
Government National Mortgage Association II:
5.50%, 7/20/30	15,591 d	15,770
6.50%, 7/20/31	19,019	19,544
Federal Home Loan Mortgage Corp.,
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,
12/15/32	162,537	153,919
		17,606,226
U.S. Government Securities--18.6%
U.S. Treasury Bonds:
4.50%, 2/15/36	395,000 j	372,535
4.75%, 2/15/37	405,000 j	398,799
U.S. Treasury Notes:
4.25%, 1/15/11	610,000	604,162
4.50%, 3/31/12	6,140,000 j	6,131,608
4.63%, 2/15/17	3,305,000 j	3,299,322
		10,806,426
Total Bonds and Notes
(cost $78,360,183)		78,454,765

Preferred Stocks--.6%	Shares	Value ($)

Banks--.2%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875	2,150	106,963
Diversified Financial Services--.2%
AES Trust VII,
Conv., Cum. $3.00	2,750	138,531
Financial--.2%
Ford Motor Capital Trust II,
Conv., Cum. $3.25	2,500	89,400
Total Preferred Stocks
(cost $333,105)		334,894
	Face Amount
	Covered by
Options--.1%	Contracts ($)	Value ($)

Call Options--.0%
3-Month Floor USD Libor-BBA
Interest Rate, October 2009
@ 4	6,050,000	10,450
Dow Jones CDX.X07,
June 2007 @ 145	1,220,000	9,771
		20,221
Put Options--.1%
12-Month Euribor Interest Swap,
May 2007 @ 4.1785	1,226,000	7,636
3-Month Capped USD Libor-BBA
Interest Rate, June 2007 @
5.75	12,120,000	0
U.S. Treasury 10 Year Notes,
April 2007 @ 107	3,300,000	3,610
U.S. Treasury 5 Year Notes,
April 2007 @ 106	3,900,000	18,281

		29,527
Total Options
(cost $75,659)		49,748
	Principal
Short-Term Investments--1.2%	Amount ($)	Value ($)

Commerical Paper--1.1%
Cox Enterprises,
5.60%, 8/15/07	620,000 d,e	620,000
U.S. Treasury Bills--.1%
4.97%, 6/7/07	85,000 k	84,237
Total Short-Term Investments
(cost $704,213)		704,237

Other Investment--1.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $558,000)	558,000 [l]	558,000

Investment of Cash Collateral for
Securities Loaned--3.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,869,500)	1,869,500 [l]	1,869,500

Total Investments (cost $81,900,660)	141.1%	81,971,144
Liabilities, Less Cash and Receivables	(41.1%)	(23,882,110)
Net Assets	100.0%	58,089,034

a	All or a portion of these securities are on loan. At March 31, 2007, the total market value of the portfolio's securities on loan is $1,802,780 and the total market value of the collateral held by the portfolio is $1,869,500.
b	Non-income producing--security in default.
c	The value of this security has been determined in good faith under the direction of the Board of Directors.
d	Variable rate security--interest rate subject to periodic change.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $11,330,420 or 19.5% of net assets.
f	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
EUR--Euro
MXN--Mexican Peso
g	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
h	Notional face amount shown.
i	Purchased on a forward commitment basis.
j	Purchased on a delayed delivery basis.
k	Held by a broker as collateral for open financial futures positions.
l	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
March 31, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2007 ($)

Financial Futures Long

U.S. Treasury 5 Year Notes	63	6,665,203	June 2007	(12,797)
Financial Futures Short
U.S. Treasury 2 Year Notes	41	(8,400,515)	June 2007	(21,781)
				(34,578)

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
March 31, 2007 (Unaudited)

Common Stocks--97.8%	Shares	Value ($)

Banks--8.2%
Bank of America	40,280	2,055,085
JPMorgan Chase & Co.	36,350	1,758,613
SunTrust Banks	4,090	339,634
U.S. Bancorp	18,830	658,485
Wachovia	21,910	1,206,146
		6,017,963
Consumer Discretionary--7.4%
Best Buy	7,380	359,554
Comcast, Cl. A	12,300 a	319,185
Federated Department Stores	7,580	341,479
Gap	17,570	302,380
Johnson Controls	5,350	506,217
Lowe's Cos.	11,430	359,931
McDonald's	15,850	714,043
News, Cl. A	31,600	730,592
Omnicom Group	5,100	522,138
Time Warner	30,160	594,755
TJX Cos.	15,190	409,522
Toll Brothers	10,130 a	277,359
		5,437,155
Consumer Staples--10.3%
Altria Group	22,580	1,982,749
Cadbury Schweppes, ADR	8,190	420,720
Clorox	5,360	341,378
Coca-Cola Enterprises	17,790	360,248
Colgate-Palmolive	5,260	351,315
CVS	10,830	369,736
Dean Foods	15,550 a	726,807
Kraft Foods, Cl. A	10,150 b	321,349
Procter & Gamble	28,020	1,769,743
SUPERVALU	14,200	554,794
Wal-Mart Stores	7,370	346,022
		7,544,861
Energy--13.7%
Anadarko Petroleum	7,580	325,788
Chesapeake Energy	12,530	386,926
Chevron	22,660	1,675,934
ConocoPhillips	11,020	753,217
Devon Energy	5,070	350,945
EOG Resources	9,930	708,406
Exxon Mobil	37,504	2,829,677
Hess	9,110	505,332
Marathon Oil	6,060	598,910
Occidental Petroleum	11,670	575,448
Valero Energy	11,200	722,288

XTO Energy	9,420	516,310
		9,949,181
Financial--22.9%
Ambac Financial Group	3,700	319,643
American International Group	19,166	1,288,338
AON	9,360	355,305
Capital One Financial	11,910	898,729
Chubb	12,200	630,374
CIT Group	6,920	366,206
Citigroup	54,170	2,781,088
Countrywide Financial	9,990	336,064
Equity Residential	4,790	231,022
Franklin Resources	4,210	508,694
Freddie Mac	12,870	765,636
Genworth Financial, Cl. A	20,760	725,354
Goldman Sachs Group	2,150	444,255
Lincoln National	10,840	734,844
Merrill Lynch & Co.	15,850	1,294,470
MetLife	11,720	740,118
MGIC Investment	5,610	330,541
Morgan Stanley	10,290	810,440
PMI Group	10,700	483,854
PNC Financial Services Group	4,770	343,297
Prudential Financial	5,840	527,118
Regions Financial	9,590	339,198
Washington Mutual	8,850 b	357,363
Wells Fargo & Co.	30,370	1,045,639
		16,657,590
Health Care--8.4%
Abbott Laboratories	20,360	1,136,088
Amgen	5,760 a	321,868
Baxter International	13,230	696,824
Bristol-Myers Squibb	10,660	295,922
Merck & Co.	16,770	740,731
Pfizer	26,890	679,241
Sanofi-Aventis, ADR	9,710	422,482
Thermo Fisher Scientific	7,730 a	361,378
WellPoint	7,490 a	607,439
Wyeth	17,860	893,536
		6,155,509
Industrial--6.5%
Eaton	5,570	465,429
General Electric	67,160	2,374,778
Honeywell International	7,870	362,492
Lockheed Martin	4,480	434,650
Tyco International	22,490	709,560
Union Pacific	3,720	377,766
		4,724,675
Information Technology--6.5%
Accenture, Cl. A	23,450	903,763
Automatic Data Processing	10,360	501,424
Cisco Systems	25,850 a	659,951

Hewlett-Packard	28,910 b	1,160,447
International Business Machines	4,090	385,523
Microsoft	12,490	348,096
NCR	9,510 a	454,293
Sun Microsystems	55,760 a	335,118
		4,748,615
Materials--1.9%
Air Products & Chemicals	4,900	362,061
Allegheny Technologies	2,530	269,926
Dow Chemical	9,510	436,129
E.I. du Pont de Nemours & Co.	7,200	355,896
		1,424,012
Telecommunications--6.6%
Alltel	4,580	283,960
AT & T	80,240	3,163,863
Sprint Nextel	12,490	236,810
Verizon Communications	29,380	1,114,090
		4,798,723
Utilities--5.4%
Constellation Energy Group	7,770	675,602
Edison International	6,920	339,980
Entergy	5,280	553,978
Exelon	10,940	751,687
Mirant	12,100 a	489,566
NRG Energy	7,770 a	559,751
Questar	6,230	555,778
		3,926,342
Total Common Stocks
(cost $54,361,219)		71,384,626

Other Investment--1.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,267,000)	1,267,000 [c]	1,267,000

Investment of Cash Collateral for
Securities Loaned--2.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,707,813)	1,707,813 [c]	1,707,813
Total Investments (cost $57,336,032)	101.8%	74,359,439
Liabilities, Less Cash and Receivables	(1.8%)	(1,315,418)
Net Assets	100.0%	73,044,021
ADR - American Depository Receipts

a Non-income producing security.
b All or a portion of these securities are on loan. At March 31, 2007, the total market value of the fund's securities on loan is $1,660,087 and the total market value of the collateral held by the fund is $1,707,813.
c Investment in affiliated money market mutual fund.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Emerging Leaders Portfolio
March 31, 2007 (Unaudited)

Common Stocks--100.1%	Shares	Value ($)

Commercial & Consumer Services--8.4%
Anixter International	4,100 a	270,354
CBIZ	13,700 a,b	97,270
Cenveo	11,400 a,b	277,020
COMSYS IT Partners	11,100 a	220,890
CRA International	1,300 a	67,834
Gentiva Health Services	2,400 a	48,408
IKON Office Solutions	18,900	271,593
John H. Harland	1,400	71,722
Kforce	7,000 a	96,390
MPS Group	14,700 a	208,005
Portfolio Recovery Associates	5,200 a,b	232,180
ProQuest	9,700 a	87,300
ScanSource	5,400 a	144,936
Spherion	21,100 a	186,102
ValueClick	900 a	23,517
Viad	3,100	119,660
		2,423,181
Communications--1.8%
CT Communications	10,900 b	262,690
IDT, Cl. B	5,400	61,290
RCN	7,500 a	191,625
		515,605
Consumer Durables--2.4%
Avatar Holdings	2,300 a	164,312
Barnes Group	8,700	200,187
Fossil	9,500 a	251,465
THQ	2,100 a	71,799
		687,763
Consumer Non-Durables--4.8%
American Greetings, Cl. A	3,600	83,556
Central European Distribution	4,600 a	133,906
Imperial Sugar	9,200 b	308,476
K-Swiss, Cl. A	3,100	83,762
Maidenform Brands	3,500 a	80,745
Mannatech	2,600 b	41,756
NBTY	2,200 a	116,688
Steven Madden	6,600 a	192,720
Tootsie Roll Industries	3,193 b	95,694
USANA Health Sciences	5,000 a,b	234,350
		1,371,653
Consumer Services--4.8%
Buffalo Wild Wings	1,700 a	108,290
Central Parking	3,000	66,540
Jack in the Box	4,100 a	283,433
Media General, Cl. A	4,200	160,272

Priceline.com	2,100 a	111,846
Ruby Tuesday	9,400	268,840
Sinclair Broadcast Group, Cl. A	10,200	157,590
Sotheby's, Cl. A	3,900	173,472
World Wrestling Entertainment, Cl.
A	3,400	55,420
		1,385,703
Electronic Technology--11.3%
Advanced Energy Industries	9,400 a	197,776
Anaren	5,600 a	98,616
Arris Group	5,500 a	77,440
Ceradyne	6,000 a	328,440
CommScope	8,500 a	364,650
Comtech Group	2,200 a	38,456
Comtech Telecommunications	3,500 a	135,555
Cymer	6,400 a	265,920
Digi International	5,500 a	69,850
Exar	8,200 a	108,568
InterDigital Communications	9,000 a	285,030
Intevac	9,300 a	245,241
Komag	2,800 a,b	91,644
Mentor Graphics	1,800 a	29,412
Newport	5,600 a	91,672
Oplink Communications	5,000 a	89,850
Orbital Sciences	17,600 a	329,824
Plexus	3,700 a	63,455
Power Integrations	5,700 a	129,105
UTStarcom	23,900 a,b	198,131
		3,238,635
Energy Minerals--1.0%
EXCO Resources	5,400 a	89,532
Harvest Natural Resources	16,300 a	158,762
Mariner Energy	1,400 a	26,782
		275,076
Finance--23.3%
1st Source	700	18,319
Affordable Residential Communities	3,974 a	48,205
AMREP	2,900 a,b	224,025
Arbor Realty Trust	5,100	155,244
Argonaut Group	2,500 a	80,900
Ashford Hospitality Trust	15,100	180,294
BankUnited Financial, Cl. A	10,200	216,342
Citizens Banking	11,199	248,170
Columbia Banking System	300	10,119
Commerce Group	9,400	282,376
Corus Bankshares	13,400 b	228,604
Cousins Properties	5,900	193,874
Deerfield Triarc Capital	17,200	257,828
Downey Financial	300 b	19,362
Equity Inns	14,100	230,958
FelCor Lodging Trust	13,400	347,998
Financial Federal	3,100	81,592

First Busey	1,400 b	30,002
First Community Bancorp/CA	4,800	271,392
FirstFed Financial	4,600 a,b	261,418
Fremont General	16,100	111,573
Getty Realty	4,100	117,834
Highland Hospitality	5,400	96,120
Independent Bank/MI	3,701	75,389
Inland Real Estate	13,300 b	243,922
Knight Capital Group, Cl. A	20,100 a	318,384
LaSalle Hotel Properties	6,700	310,612
MAF Bancorp	600	24,804
MainSource Financial Group	2,415	41,007
Mercantile Bank	2,625	85,260
National Health Investors	2,200	68,948
Ocwen Financial	17,500 a	225,225
Odyssey Re Holdings	6,600	259,446
Omega Healthcare Investors	5,700	97,755
Pacific Capital Bancorp	8,400	269,808
Phoenix Cos.	8,400	116,592
Prosperity Bancshares	4,600	159,804
Provident New York Bancorp	6,600	93,390
Ramco-Gershenson Properties	1,900	67,849
Renasant	1,700 b	41,956
Sterling Bancshares/TX	6,600	73,788
Susquehanna Bancshares	2,900	67,251
TierOne	6,000	162,240
UCBH Holdings	9,300	173,166
Universal Health Realty Income
Trust	1,000	35,750
		6,724,895
Health Care Technology--10.2%
Applera - Celera Genomics Group	12,000 a	170,400
Aspect Medical Systems	8,200 a,b	127,838
BioMarin Pharmaceutical	16,500 a	284,790
Conceptus	11,200 a	224,000
Digene	1,000 a	42,410
Geron	26,300 a,b	184,100
IntraLase	13,700 a	342,226
Lifecell	9,000 a,b	224,730
Mentor	5,800 b	266,800
Noven Pharmaceuticals	1,100 a	25,520
OraSure Technologies	18,100 a,b	133,035
OSI Pharmaceuticals	3,200 a	105,600
Palomar Medical Technologies	2,500 a	99,875
Savient Pharmaceuticals	11,500 a	138,230
Sciele Pharma	11,700 a,b	277,056
United Therapeutics	1,100 a	59,158
Zoll Medical	8,000 a	213,200
		2,918,968
Industrial Services--1.9%
Oil States International	8,400 a	269,556
Trico Marine Services	7,100 a	264,546

Waste Industries USA	800	21,976
		556,078
Non-Energy Minerals--2.5%
Ameron International	1,100	72,446
Chaparral Steel	3,700	215,229
Cleveland-Cliffs	200	12,802
Quanex	2,200	93,170
Steel Dynamics	7,500	324,000
		717,647
Process Industries--3.9%
AEP Industries	3,000 a	129,000
Delta & Pine Land	4,000	164,800
H.B. Fuller	6,200	169,074
Headwaters	10,500 a	229,425
MGP Ingredients	6,300 b	128,331
Pioneer Cos.	2,800 a	77,392
PW Eagle	6,500 b	214,760
		1,112,782
Producer Manufacturing--4.6%
American Woodmark	6,500 b	238,940
Federal Signal	2,900	45,008
FreightCar America	2,000	96,340
General Cable	1,600 a	85,488
Genlyte Group	3,900 a	275,145
Knoll	1,100	26,213
Mueller Industries	5,500	165,550
RBC Bearings	800 a	26,744
Regal-Beloit	3,300	153,054
Wabtec	5,600	193,144
		1,305,626
Retail Trade--4.9%
Aeropostale	5,100 a	205,173
Asbury Automotive Group	9,500	268,375
Big Lots	2,500 a	78,200
Casual Male Retail Group	8,400 a,b	99,372
Charlotte Russe Holding	8,700 a	251,169
Dress Barn	12,600 a	262,206
Haverty Furniture Cos.	3,400	47,600
Men's Wearhouse	1,400	65,870
Systemax	4,300 a,b	80,539
ValueVision Media, Cl. A	2,800 a	34,608
		1,393,112
Technology Services--8.8%
Albany Molecular Research	7,900 a	77,815
Altiris	4,000 a	131,640
AMERIGROUP	6,000 a	182,400
Aspen Technology	7,400 a	96,200
Digital River	700 a	38,675
Euronet Worldwide	1,000 a	26,860
Internap Network Services	8,300 a,b	130,725
Interwoven	900 a	15,210
Manhattan Associates	9,000 a	246,870

ManTech International, Cl. A	3,800 a	126,958
MedCath	2,300 a	62,790
MicroStrategy, Cl. A	700 a	88,473
OPNET Technologies	2,800 a	37,828
Perot Systems, Cl. A	9,100 a	162,617
RealNetworks	25,000 a	196,250
Sykes Enterprises	14,300 a	260,832
SYNNEX	2,600 a	55,224
TIBCO Software	16,100 a	137,172
Tyler Technologies	13,900 a	176,530
Vignette	14,800 a	274,836
		2,525,905
Transportation--2.1%
American Commercial Lines	1,000 a	31,450
Horizon Lines	1,900	62,358
P.A.M. Transportation Services	1,200 a	24,744
Pacer International	9,000	242,460
Saia	6,800 a	161,500
SkyWest	3,200	85,856
		608,368
Utilities--3.4%
Avista	11,400	276,222
El Paso Electric	9,500 a	250,325
IDACORP	2,900	98,136
Laclede Group	2,400	74,592
New Jersey Resources	2,600	130,130
Westar Energy	5,000	137,600
		967,005
Total Common Stocks
(cost $26,760,670)		28,728,002

Investment of Cash Collateral for
Securities Loaned--14.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,267,943)	4,267,943 [c]	4,267,943
Total Investments (cost $31,028,613)	115.0%	32,995,945
Liabilities, Less Cash and Receivables	(15.0%)	(4,304,056)
Net Assets	100.0%	28,691,889

a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2007, the total market value of the portfolio's securities on loan is $4,025,468 and the total market value of the collateral held by the fund is $4,267,943.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Founders Discovery Portfolio
March 31, 2007 (Unaudited)

Common Stocks--97.5%	Shares	Value ($)

Air Freight & Logistics--1.7%
Hub Group, Cl. A	8,474 a	245,661
UTi Worldwide	8,560	210,405
		456,066
Airlines--.5%
Alaska Air Group	3,390 a	129,159
Apparel Retail--2.4%
Aeropostale	3,330 a	133,966
Cache	8,250 a	146,438
Citi Trends	4,860 a,b	207,716
Coldwater Creek	6,820 a	138,310
		626,430
Apparel, Accessories & Luxury Goods--.5%
Kenneth Cole Productions, Cl. A	5,150	132,200
Application Software--4.4%
BEA Systems	10,080 a	116,827
Epicor Software	15,450 a	214,909
Informatica	15,250 a,b	204,807
Kronos/MA	3,420 a	182,970
Lawson Software	16,100 a	130,249
Transaction Systems Architects	3,680 a	119,195
Ultimate Software Group	6,790 a	177,830
		1,146,787
Automobile Manufacturers--.6%
Winnebago Industries	4,360	146,627
Biotechnology--3.7%
Alnylam Pharmaceuticals	9,170 a,b	165,060
Applera - Celera Genomics Group	9,170 a	130,214
Array BioPharma	8,300 a	105,410
Enzon Pharmaceuticals	17,480 a,b	142,462
InterMune	5,930 a	146,234
Medarex	6,160 a,b	79,710
Rigel Pharmaceuticals	12,080 a	131,189
Sangamo BioSciences	11,080 a,b	75,344
		975,623
Building Products--.5%
Interface, Cl. A	8,390	134,156
Coal & Consumable Fuels--.6%
Foundation Coal Holdings	4,300	147,662
Communications Equipment--5.2%
Arris Group	17,000 a	239,360
C-COR	14,670 a	203,326
Foundry Networks	17,710 a	240,325
MasTec	24,010 a	264,350
NETGEAR	7,320 a	208,840
Polycom	4,100 a	136,653

Sirenza Microdevices	9,870 a	85,079
		1,377,933
Computer Storage & Peripherals--.7%
Brocade Communications Systems	20,620 a	196,302
Construction & Engineering--2.9%
Quanta Services	8,020 a,b	202,264
Washington Group International	8,250 a	547,965
		750,229
Construction,Farm Machinery&Heavy Trucks--.8%
Bucyrus International, Cl. A	3,941	202,961
Consumer Finance--.7%
First Cash Financial Services	8,080 a	180,022
Consumer Services--.2%
eTelecare Global Solutions	3,640 a	55,146
Data Processing & Outsourced Services--3.1%
eFunds	7,710 a	205,549
Global Cash Access Holdings	17,590 a	293,577
Lightbridge	4,100 a	72,037
Wright Express	8,090 a	245,370
		816,533
Diverse Commercial & Professional Svcs.--2.3%
Bright Horizons Family Solutions	4,960 a	187,240
Copart	9,060 a	253,771
Ritchie Brothers Auctioneers	2,880	168,538
		609,549
Diversified Financial Services--.8%
CapitalSource	8,730	219,385
Diversified Metals & Mining--.3%
Northern Orion Resources	17,920 a	72,934
Drug Retail--1.0%
Longs Drug Stores	5,120	264,397
Education Services--.3%
Capella Education	2,670 a	89,552
Electronic Equipment Manufacturers--.5%
FLIR Systems	3,900 a	139,113
Electronic Manufacturing Services--.8%
SMART Modular Technologies	16,430 a	210,140
Environmental & Facilities Services--2.1%
Central Parking	8,130	180,323
Stericycle	2,230 a	181,745
Team	5,290 a	201,814
		563,882
Fertilizers--.7%
American Vanguard	10,550 b	180,299
Financial Services--.5%
International Securities Exchange
Holdings, Cl. A	2,880	140,544
Food Distributors--.9%
United Natural Foods	7,480 a	229,187
Food Retail--.4%
Ruddick	3,620	108,890
General Merchandise Stores--.7%

Fred's	12,730	187,131
Gold--.5%
Kinross Gold	9,030 a	124,524
Health Care Equipment--7.2%
Cytyc	5,970 a	204,234
Integra LifeSciences Holdings	7,967 a	363,136
Natus Medical	18,870 a	335,320
PerkinElmer	7,780	188,432
Respironics	8,890 a	373,291
Thoratec	8,030 a	167,827
VIASYS Healthcare	8,390 a	285,176
		1,917,416
Health Care Facilities--1.8%
Psychiatric Solutions	5,160 a	208,000
VCA Antech	7,000 a	254,170
		462,170
Health Care Services--.7%
Pediatrix Medical Group	3,220 a	183,733
Health Care Supplies--.6%
Arrow International	4,510	145,042
Hotels, Resorts & Cruise Lines--.6%
Ambassadors Group	4,480	148,915
Insurance-Property & Casualty--.1%
CastlePoint Holdings	1,450	23,707
Internet Software & Services--4.5%
24/7 Real Media	47,430 a	380,863
DealerTrack Holdings	4,760 a	146,227
Marchex, Cl. B	10,040	153,813
SkillSoft, ADR	19,600 a	163,856
TheStreet.com	7,280	89,180
ValueClick	4,070 a	106,349
VeriSign	5,520 a	138,662
		1,178,950
Investment Banking & Brokerage--.5%
Piper Jaffray Cos.	2,160 a	133,790
Leisure Products--1.5%
Oakley	6,590	132,723
Steiner Leisure	5,900 a	265,382
		398,105
Life Sciences Tools & Services--1.4%
Exelixis	14,260 a	141,744
Thermo Fisher Scientific	4,580 a	214,115
		355,859
Managed Health Care--.5%
Centene	5,700 a	119,643
Movies & Entertainment--1.7%
Lions Gate Entertainment	38,280 a	437,158
Multi-Line Insurance--.6%
Arch Capital Group	2,450 a	167,114
Oil & Gas Equipment & Services--4.1%
Dril-Quip	6,050 a	261,844
Global Industries	7,530 a	137,724

Oil States International	6,060 a	194,465
Superior Well Services	8,190 a	187,141
W-H Energy Services	6,080 a	284,179
		1,065,353
Oil & Gas Exploration & Production--2.6%
Arena Resources	3,570 a	178,928
Parallel Petroleum	9,020 a	207,009
Penn Virginia	3,950	289,930
		675,867
Packaged Foods & Meats--.5%
Hain Celestial Group	4,520 a	135,916
Personal Products--2.4%
Inter Parfums	15,850	332,850
Physicians Formula Holdings	15,810 a	298,493
		631,343
Pharmaceuticals--1.2%
BioMimetic Therapeutics	4,810 a	79,557
Covance	2,380 a	141,229
Santarus	11,900 a	83,776
		304,562
Power Producers--.3%
Powell Industries	2,650 a	84,800
Precious Metals & Minerals--.6%
Hecla Mining	16,870 a,b	152,842
Property & Casualty Insurance--1.2%
Argonaut Group	2,360 a	76,370
First Mercury Financial	9,320 a	191,526
Hallmark Financial Services	3,800 a	45,752
		313,648
Regional Banks--4.0%
Capitol Bancorp	3,750	138,188
Financial Institutions	2,270	45,559
First Midwest Bancorp/IL	4,090	150,308
Old National Bancorp	7,220	131,260
SVB Financial Group	2,770 a	134,594
Texas Capital Bancshares	6,570 a	134,685
UCBH Holdings	7,080	131,830
Umpqua Holdings	3,840	102,797
Washington Trust Bancorp	3,050	81,770
		1,050,991
Reinsurance--.5%
Montpelier Re Holdings	8,300	143,922
Restaurants--3.0%
California Pizza Kitchen	4,040 a	132,876
Cheesecake Factory	7,570 a	201,740
Ruth's Chris Steak House	6,323 a	128,736
Texas Roadhouse, Cl. A	22,870 a	325,898
		789,250
Semiconductor Equipment--1.2%
FormFactor	2,900 a,b	129,775
Ultra Clean Holdings	11,000 a	190,300
		320,075

Semiconductors--4.8%
AMIS Holdings	19,990 a	218,891
Anadigics	9,850 a,b	116,427
Micrel	11,530 a	127,061
Microsemi	10,780 a	224,332
PMC-Sierra	40,930 a	286,919
Standard Microsystems	3,200 a	97,728
Tessera Technologies	4,450 a	176,843
		1,248,201
Soft Drinks--1.8%
Hansen Natural	6,430 a,b	243,568
National Beverage	13,240	232,230
		475,798
Specialized Finance--1.2%
Portfolio Recovery Associates	7,070 a,b	315,676
Steel--1.4%
Cleveland-Cliffs	2,340	149,783
Schnitzer Steel Industries, Cl. A	5,160	207,277
		357,060
Telecommunication Services--1.0%
NeuStar, Cl. A	9,540 a	271,318
Trading Companies & Distributors--2.6%
MSC Industrial Direct, Cl. A	7,860	366,905
UAP Holding	11,840	306,064
		672,969
Utilities--1.1%
Ormat Technologies	6,610	277,356
Total Common Stocks
(cost $23,216,175)		25,571,912

Other Investment--2.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $686,000)	686,000 [c]	686,000

Investment of Cash Collateral for
Securities Loaned--7.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $2,015,335)	2,015,335 [c]	2,015,335
Total Investments (cost $25,917,510)	107.8%	28,273,247
Liabilities, Less Cash and Receivables	(7.8%)	(2,045,502)
Net Assets	100.0%	26,227,745
ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2007, the total market value of the portfolio's securities on loan is $1,281,666 and the total market value of the collateral held by the portfolio is $2,015,535.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Founders Growth Portfolio
March 31, 2007 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)

Aerospace & Defense--.7%
Empresa Brasileira de Aeronautica,
ADR	2,600	119,236
Airlines--.4%
US Airways Group	1,461 a	66,446
Apparel Retail--.5%
Gap	4,434	76,309
Application Software--1.1%
Autodesk	1,904 a	71,590
Cognos	2,861 a	112,695
		184,285
Asset Management & Custody Banks--.7%
State Street	1,870	121,083
Biotechnology--2.6%
Amylin Pharmaceuticals	4,631 a,b	173,014
Genentech	2,022 a	166,047
Genzyme	1,453 a	87,209
		426,270
Building Products--.2%
Masco	1,466	40,168
Communications Equipment--5.4%
Cisco Systems	20,151 a	514,455
Corning	7,900 a	179,646
Nokia, ADR	8,596	197,020
		891,121
Computer & Electronics Retail--2.6%
Best Buy	8,662	422,013
Computer Hardware--7.1%
Apple Computer	4,565 a	424,134
Diebold	5,186	247,424
Hewlett-Packard	9,650 b	387,351
Sun Microsystems	16,658 a	100,115
		1,159,024
Computer Storage & Peripherals--2.4%
EMC/Massachusetts	9,269 a	128,376
SanDisk	2,779 a,b	121,720
Seagate Technology	6,382	148,701
		398,797
Data Processing & Outsourced Services--1.4%
Automatic Data Processing	3,043	147,281
Western Union	3,861	84,749
		232,030
Department Stores--2.1%
Federated Department Stores	7,686	346,254
Diversified Chemicals--.9%
E.I. du Pont de Nemours & Co.	3,038	150,168

Diversified Financial Services--.7%
Citigroup	2,160	110,894
Environmental & Facilities Services--.8%
Waste Management	4,016	138,191
Exchange Traded Funds--3.6%
iShares Russell 1000 Growth Index
Fund	4,910	273,291
Powershares QQQQ Trust Series 1	3,337 b	145,260
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	1,180 b	167,560
		586,111
Food Retail--1.1%
Whole Foods Market	3,882	174,108
Health Care Equipment--2.9%
Medtronic	3,410	167,295
Zimmer Holdings	3,571 a	304,999
		472,294
Health Care Services--.8%
Quest Diagnostics	2,672	133,253
Home Entertainment Software--1.7%
Electronic Arts	5,584 a	281,210
Home Furnishing Retail--1.0%
Bed Bath & Beyond	4,246 a	170,562
Home Improvement--.7%
Home Depot	3,217	118,193
Household Products--5.1%
Clorox	2,087	132,921
Colgate-Palmolive	5,379	359,263
Procter & Gamble	5,309	335,316
		827,500
Hypermarkets & Super Centers--2.8%
Wal-Mart Stores	9,683	454,617
Industrial Conglomerates--3.7%
General Electric	17,171	607,167
Integrated Oil & Gas--3.7%
Chevron	1,952	144,370
Exxon Mobil	6,164	465,074
		609,444
Internet Retail--.6%
eBay	2,929 a	97,096
Internet Software & Services--2.4%
Google, Cl. A	467 a	213,961
Yahoo!	5,675 a	177,571
		391,532
Investment Banking & Brokerage--3.9%
Charles Schwab	10,945	200,184
Goldman Sachs Group	1,221	252,295
Morgan Stanley	2,444	192,489
		644,968
Life Sciences Tools & Services--1.7%
Pharmaceutical Product Development	2,673	90,053
Thermo Fisher Scientific	3,938	184,102

		274,155
Managed Health Care--1.0%
UnitedHealth Group	3,099	164,154
Movies & Entertainment--1.2%
Walt Disney	5,687	195,803
Multi-Line Insurance--.8%
American International Group	1,960	131,751
Oil & Gas Equipment & Services--.9%
Schlumberger	2,089	144,350
Packaged Foods & Meats--2.2%
Cadbury Schweppes, ADR	2,075 b	106,593
Dean Foods	3,131 a	146,343
Unilever (NY Shares)	3,434	100,341
		353,277
Personal Products--2.0%
Avon Products	8,585	319,877
Pharmaceutical--9.5%
Allergan	2,203	244,136
Bristol-Myers Squibb	3,421	94,967
Covance	2,813 a	166,923
Eli Lilly & Co.	1,607	86,312
Johnson & Johnson	5,326	320,945
Pfizer	5,378	135,848
Schering-Plough	10,559	269,360
Wyeth	4,276	213,928
		1,532,419
Semiconductor Equipment--.8%
KLA-Tencor	2,390	127,435
Semiconductors--4.3%
Broadcom, Cl. A	2,643 a	84,761
Marvell Technology Group	12,179 a	204,729
Maxim Integrated Products	5,499	161,671
Texas Instruments	8,526	256,633
		707,794
Soft Drinks--.5%
PepsiCo	1,322	84,026
Specialized Finance--1.0%
Chicago Mercantile Exchange
Holdings, Cl. A	304	161,868
Systems Software--7.2%
Adobe Systems	11,109 a	463,245
Microsoft	25,607	713,667
		1,176,912
Technology--.8%
Gilead Sciences	1,720 a	131,580
Tobacco--1.7%
Altria Group	3,158	277,304
Total Common Stocks
(cost $14,038,287)		16,233,049

Other Investment--1.7%	Shares	Value ($)

Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $283,000)	283,000 [c]	283,000

Investment of Cash Collateral for
Securities Loaned--5.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $880,379)	880,379 [c]	880,379
Total Investments (cost $15,201,666)	106.3%	17,396,428
Liabilities, Less Cash and Receivables	(6.3%)	(1,038,588)
Net Assets	100.0%	16,357,840
ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2007, the total market value of the portfolio's securities on loan is $859,175 and the total market value of the collateral held by the fund is $880,379.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Founders International Equity Portfolio
March 31, 2007 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)

Australia--5.1%
BHP Billiton	9,680	233,956
BlueScope Steel	13,400	113,770
Commonwealth Bank of Australia	1,400	56,896
QBE Insurance Group	3,540	90,282
Woolworths	5,200	114,326
		609,230
Belgium--2.6%
Delhaize Group	1,480	136,006
InBev	2,480	179,016
		315,022
Canada--5.8%
Agrium	3,100	119,016
Bank of Nova Scotia	1,400	64,628
Canadian National Railway	2,180	96,272
Cognos	1,600 a	63,063
Research In Motion	400 a	54,608
Rogers Communications, Cl. B	1,800	58,924
Teck Cominco, Cl. B	1,700	118,281
TransCanada	1,700	56,519
Yellow Pages Income Fund (Units)	6,000	70,582
		701,893
Denmark--2.2%
Carlsberg, Cl. B	1,470	159,929
Novo Nordisk, Cl. B	1,190	108,564
		268,493
Finland--1.3%
Neste Oil	2,840	97,855
Nokia	2,700	62,129
		159,984
France--10.4%
BNP Paribas	1,426	148,907
Cap Gemini	1,180	89,810
Compagnie Generale de Geophysique-Veritas	393 a	82,402
Groupe Danone	390	63,699
Lafarge	709	111,437
Sanofi-Aventis	700	60,859
Schneider Electric	1,060	134,527
Societe Generale	960	165,863
Total	2,514	176,098
Vivendi	5,060	205,567
		1,239,169
Germany--7.0%
BASF	1,570	176,713
Bayerische Motoren Werke	1,010	59,660
Beiersdorf	2,040	139,381

Deutsche Bank	440	59,203
E.ON	500	67,583
MAN	1,090	126,791
Merck	960	123,759
ThyssenKrupp	1,660	82,115
		835,205
Hong Kong--1.2%
China Mobile	16,300	148,315
Ireland--.6%
Allied Irish Banks	2,330	69,080
Italy--2.4%
ENI	4,920	160,061
Fiat	2,600	65,522
Saipem	2,200	64,051
		289,634
Japan--20.0%
Canon	4,650	249,688
Honda Motor	5,900	205,700
Ibiden	1,300	67,379
Kenedix	12	61,280
Mitsubishi	7,800	180,965
Mitsubishi Electric	15,900	163,741
Mitsui & Co.	8,400	156,763
Mitsui Chemicals	9,400	82,131
Nikon	4,180	88,114
Nintendo	200	58,108
ORIX	770	200,526
SUMCO	2,800	116,385
Sumitomo Trust & Banking	14,000	145,956
Takeda Pharmaceutical	1,400	91,801
TDK	800	69,356
Terumo	1,600	62,298
Tokyo Electron	1,900	132,807
Tokyo Tatemono	4,000	60,330
Toyota Motor	3,100	198,541
		2,391,869
Netherlands--3.2%
ASML Holding	2,630 a	64,944
ING Groep	6,200	262,065
Randstad Holdings	800	62,031
		389,040
Norway--2.3%
Orkla	2,240	157,900
Telenor	6,510	115,661
		273,561
Spain--4.5%
ACS-Actividades de Construccion y Servicios	2,850	172,991
Banco Santander Central Hispano	5,160	92,066
Inditex	1,250	77,676
Repsol YPF	1,800	61,203
Telefonica	6,350	139,927
		543,863

Sweden--.9%
Volvo, Cl. B	1,310	110,297
Switzerland--7.8%
ABB	5,170	88,541
Baloise-Holding	1,000	104,055
Credit Suisse Group	2,400	172,148
Logitech International	2,130 a	59,133
Nestle	257	100,045
Roche Holding	1,990	351,937
Swiss Reinsurance	710	64,827
		940,686
United Kingdom--21.1%
AstraZeneca	2,090	112,424
Aviva	4,080	60,085
Barclays	4,839	68,644
Barratt Developments	2,740	59,570
British Airways	18,660 a	178,428
BT Group	20,120	120,243
GlaxoSmithKline	7,820	214,940
Hanson	7,600	122,241
HBOS	4,720	97,231
International Power	25,870	201,815
Marks & Spencer Group	5,450	72,540
Michael Page International	9,460	99,670
National Grid	8,310	130,391
Next	3,200	141,597
Reckitt Benckiser	4,500	234,270
Royal Bank of Scotland Group	3,220	125,693
Royal Dutch Shell, Cl. A	1,680	55,894
Royal Dutch Shell, Cl. B	630	20,960
Tesco	7,000	61,184
WPP Group	4,000	60,599
Xstrata	5,550	285,221
		2,523,640
Total Common Stocks
(cost $9,020,174)		11,808,981

Preferred Stocks--2.2%	Shares	Value ($)

Germany
Fresenius
(cost $173,495)	3,320	263,815
Total Investments (cost $9,193,669)	100.6%	12,072,796
Liabilities, Less Cash and Receivables	(.6%)	(74,167)
Net Assets	100.0%	11,998,629

a	Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
March 31, 2007 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)

Consumer Cyclical--10.7%
Abercrombie & Fitch, Cl. A	19,500	1,475,760
American Eagle Outfitters	97,300	2,918,027
AnnTaylor Stores	38,300 a	1,485,274
AutoZone	16,700 a	2,139,938
Big Lots	47,650 a,b	1,490,492
Brinker International	84,000	2,746,800
Choice Hotels International	42,500	1,505,775
Coach	45,550 a	2,279,777
Continental Airlines, Cl. B	33,850 a	1,231,801
Crocs	20,800 a,b	982,800
Dollar Tree Stores	109,450 a	4,185,368
Family Dollar Stores	38,650	1,144,813
GameStop, Cl. A	116,650 a,b	3,799,291
MSC Industrial Direct, Cl. A	48,550	2,266,314
Nordstrom	45,700	2,419,358
Office Depot	62,550 a	2,198,007
Rent-A-Center	98,350 a,b	2,751,833
Ross Stores	73,350	2,523,240
Sonic	74,000 a,b	1,648,720
Sotheby's, Cl. A	66,100	2,940,128
US Airways Group	17,750 a	807,270
		44,940,786
Consumer Hard Goods--3.2%
Gentex	137,900 b	2,240,875
Harley-Davidson	28,050 b	1,647,938
Hasbro	69,600	1,991,952
Herman Miller	55,400	1,855,346
International Game Technology	18,650	753,087
International Speedway, Cl. A	33,950	1,755,215
Marvel Entertainment	30,150 a,b	836,663
Speedway Motorsports	26,200	1,015,250
Thor Industries	34,900 b	1,374,711
		13,471,037
Consumer Staples--2.2%
Clorox	29,200	1,859,748
Delek US Holdings	26,755	511,823
Hormel Foods	90,900	3,380,571
J.M. Smucker	56,250	2,999,250
Reynolds American	8,100	505,521
		9,256,913
Financial--9.8%
A.G. Edwards	45,000	3,113,100
American Financial Group/OH	73,225	2,492,579
AmeriCredit	63,300 a	1,447,038
BankUnited Financial, Cl. A	37,650 b	798,557
CIT Group	35,750	1,891,890
Commerce Bancshares/Kansas City,
MO	42,100	2,033,851
Cullen/Frost Bankers	41,600	2,176,928
Dime Bancorp (warrants 12/26/50)	19,900 a	3,383
Eaton Vance	99,750 b	3,555,090
First Marblehead	26,100 b	1,171,629

FirstFed Financial	10,600 a,b	602,398
HCC Insurance Holdings	118,050	3,635,940
Huntington Bancshares/OH	89,650	1,958,852
IntercontinentalExchange	8,950 a,b	1,093,779
International Securities Exchange
Holdings, Cl. A	23,300	1,137,040
Knight Capital Group, Cl. A	52,450 a	830,808
M & T Bank	17,250	1,998,068
Nymex Holdings	8,450 a,b	1,147,172
NYSE Group	19,600 a,b	1,837,500
Radian Group	29,700	1,629,936
Safeco	23,950 b	1,590,999
SEI Investments	27,250	1,641,267
StanCorp Financial Group	17,200	845,724
Unitrin	13,750	647,213
Wilmington Trust	39,350	1,659,389
		40,940,130
Health Care--10.6%
AMERIGROUP	15,550 a	472,720
AmerisourceBergen	46,050	2,429,137
Beckman Coulter	9,700	619,733
Biogen Idec	27,650 a	1,227,107
CIGNA	10,500	1,497,930
Covance	34,500 a	2,047,230
Coventry Health Care	35,750 a	2,003,787
Dentsply International	156,150	5,113,913
Edwards Lifesciences	64,750 a	3,282,825
Endo Pharmaceuticals Holdings	28,900 a	849,660
Forest Laboratories	17,400 a	895,056
Genzyme	13,850 a	831,277
HealthSpring	73,850 a	1,739,167
Henry Schein	36,600 a,b	2,019,588
Humana	44,750 a	2,596,395
Intuitive Surgical	7,350 a	893,539
Invitrogen	23,900 a,b	1,521,235
King Pharmaceuticals	106,650 a	2,097,805
Laboratory Corp. of America
Holdings	40,950 a	2,974,198
Lincare Holdings	50,050 a	1,834,332
McKesson	29,450	1,724,003
Mentor	15,600 b	717,600
Pediatrix Medical Group	14,200 a	810,252
Respironics	22,300 a	936,377
Sepracor	55,350 a	2,580,970
ViroPharma	60,000 a	861,000
		44,576,836
Industrial--15.5%
Acuity Brands	40,900 b	2,226,596
Applied Industrial Technologies	73,450	1,801,728
Avis Budget Group	81,550 a	2,227,946
C.H. Robinson Worldwide	33,550 b	1,602,013
Con-way	45,100	2,247,784
Cummins	19,750	2,858,220
EMCOR Group	25,550 a	1,506,939
Expeditors International
Washington	43,550	1,799,486
GATX	35,700	1,706,460
Graco	47,350	1,854,226
Granite Construction	40,450 b	2,235,267
Joy Global	30,250	1,297,725

Korn/Ferry International	44,300 a,b	1,016,242
Lennar, Cl. A	38,600	1,629,306
Manpower	60,600	4,470,462
Martin Marietta Materials	3,850	520,520
Nordson	46,800	2,174,328
NVR	2,425 a	1,612,625
Overseas Shipholding Group	50,250 b	3,145,650
Pacer International	44,950	1,210,953
Precision Castparts	44,500	4,630,225
Republic Services	130,475	3,629,814
Rockwell Automation	27,450	1,643,432
Ryder System	50,400	2,486,736
Snap-On	43,150	2,075,515
SPX	33,050	2,320,110
Terex	18,250 a	1,309,620
Textron	20,200	1,813,960
Toll Brothers	27,150 a	743,367
United Rentals	65,900 a,b	1,812,250
Vulcan Materials	14,000	1,630,720
Wabtec	47,200 b	1,627,928
		64,868,153
Information--5.4%
Akamai Technologies	22,900 a,b	1,143,168
American Reprographics	60,150 a	1,852,018
CheckFree	34,700 a,b	1,287,023
Deluxe	16,200	543,186
Dun & Bradstreet	44,300	4,040,160
Equifax	64,600	2,354,670
FactSet Research Systems	28,950	1,819,507
IAC/InterActiveCorp	45,050 a	1,698,835
Lamar Advertising, Cl. A	15,600 b	982,332
Moody's	17,800	1,104,668
Priceline.com	9,500 a	505,970
Scholastic	35,750 a,b	1,111,825
Shaw Communications, Cl. B	13,950	515,034
Total System Services	67,850 b	2,161,022
ValueClick	18,750 a	489,937
Websense	39,300 a	903,507
		22,512,862
Materials--7.1%
Airgas	39,050	1,645,957
AK Steel Holding	68,250 a,b	1,596,367
Ashland	45,100	2,958,560
Bowater	20,950	499,029
Commercial Metals	75,550	2,368,493
H.B. Fuller	18,300	499,041
Hercules	95,800 a	1,871,932
International Paper	117,150	4,264,260
IPSCO	17,200	2,260,080
Louisiana-Pacific	95,950	1,924,757
Lyondell Chemical	116,200	3,482,514
Quanex	34,250 b	1,450,487
Sonoco Products	58,300	2,190,914
Steel Dynamics	43,000 b	1,857,600
Universal Forest Products	16,150	800,232
		29,670,223
Oil & Gas Producers--7.8%
Alon USA Energy	15,500	561,100
Cimarex Energy	71,600 b	2,650,632
EXCO Resources	58,300 a,b	966,614

Frontier Oil	31,500	1,028,160
Newfield Exploration	100,200 a	4,179,342
Noble Energy	42,150	2,514,247
ONEOK	57,900	2,605,500
Patterson-UTI Energy	90,900 b	2,039,796
Plains Exploration & Production	34,550 a	1,559,587
SEACOR Holdings	13,550 a	1,333,320
Southwestern Energy	12,900 a	528,642
St. Mary Land & Exploration	48,850	1,791,818
Superior Energy Services	63,800 a	2,199,186
Swift Energy	31,600 a	1,319,932
Tesoro	5,250	527,257
Tidewater	61,200 b	3,585,096
Unit	35,700 a	1,806,063
W & T Offshore	54,500 b	1,576,685
		32,772,977
Real Estate Investment Trusts--7.0%
AMB Property	59,150	3,477,429
AvalonBay Communities	11,500	1,495,000
BRE Properties, Cl. A	33,550	2,118,683
CapitalSource	92,750 b	2,330,808
Douglas Emmett	43,750	1,116,938
Duke Realty	43,700	1,899,639
Entertainment Properties Trust	30,200	1,819,550
First Industrial Realty Trust	34,100	1,544,730
Hospitality Properties Trust	149,600	7,001,280
KKR Financial	39,650	1,087,600
NorthStar Realty Finance	33,850	514,859
Potlatch	22,600	1,034,628
ProLogis	18,100	1,175,233
SL Green Realty	7,000	960,260
UDR	58,350	1,786,677
		29,363,314
Technology--13.0%
ADTRAN	76,050 b	1,851,818
Altera	62,750 b	1,254,373
Analog Devices	38,350	1,322,692
Arris Group	59,150 a	832,832
Arrow Electronics	27,000 a	1,019,250
ASML Holding (NY Shares)	31,950 a	790,763
Atmel	183,850 a	924,766
Autodesk	37,450 a	1,408,120
BEA Systems	65,100 a	754,509
Cadence Design Systems	72,500 a	1,526,850
Dolby Laboratories, Cl. A	45,100 a	1,556,401
Imation	64,100 b	2,588,358
InterDigital Communications	48,350 a,b	1,531,245
Intersil, Cl. A	51,600	1,366,884
Juniper Networks	27,050 a	532,344
Lam Research	80,650 a	3,817,971
Lexmark International, Cl. A	30,050 a	1,756,723
Linear Technology	129,300	4,084,587
Maxim Integrated Products	55,450	1,630,230
McAfee	84,600 a	2,460,168
MEMC Electronic Materials	43,500 a	2,635,230
Microchip Technology	139,450 b	4,954,659
MicroStrategy, Cl. A	13,600 a	1,718,904
National Semiconductor	46,900	1,132,166
NCR	40,850 a	1,951,405
Novellus Systems	78,450 a	2,511,969

Tektronix	45,500	1,281,280
Tellabs	119,750 a,b	1,185,525
Teradyne	137,000 a,b	2,265,980
Western Digital	113,550 a	1,908,776
		54,556,778
Telecommunications--.6%
NII Holdings	33,950 a	2,518,411
Utilities--6.5%
AGL Resources	96,150	4,107,528
Alliant Energy	81,150	3,637,143
Atmos Energy	40,450	1,265,276
Integrys Energy	63,700	3,535,987
OGE Energy	106,400	4,128,320
Pepco Holdings	102,200	2,965,844
Pinnacle West Capital	60,650	2,926,363
Puget Energy	57,500	1,476,600
Sempra Energy	8,300	506,383
UGI	100,000	2,671,000
		27,220,444
Total Common Stocks
(cost $384,851,221)		416,668,864

Other Investment--.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,481,000)	3,481,000 [c]	3,481,000

Investment of Cash Collateral for
Securities Loaned--10.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $41,910,340)	41,910,340 [c]	41,910,340

Total Investments (cost $430,242,561)	110.2%	462,060,204
Liabilities, Less Cash and Receivables	(10.2%)	(42,797,210)
Net Assets	100.0%	419,262,994

a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2007, the total market value of the fund's securities on loan is $40,552,475 and the total market value of the collateral held by the fund is $41,910,340.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2007 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)

Consumer Discretionary--14.8%
4Kids Entertainment	7,600 a	143,792
Aaron Rents	42,500	1,123,700
Arbitron	22,500	1,056,375
Arctic Cat	12,000	233,880
Ashworth	6,000 a	45,420
Audiovox, Cl. A	14,200 a	209,166
Bassett Furniture Industries	6,000	88,320
Blue Nile	13,800 a,b	561,108
Bright Horizons Family Solutions	19,700 a	743,675
Brown Shoe	23,050	968,100
Building Materials Holding	26,700 b	483,537
California Pizza Kitchen	15,100 a	496,639
Cato, Cl. A	27,350	639,716
CEC Entertainment	28,350 a	1,177,659
Champion Enterprises	61,000 a,b	536,800
Children's Place Retail Stores	17,500 a	975,800
Christopher & Banks	29,050 b	565,604
CKE Restaurants	50,300	948,658
Coachmen Industries	10,000	105,300
Cost Plus	13,500 a,b	135,000
CPI	6,300	330,813
Crocs	27,300 a,b	1,289,925
Deckers Outdoor	9,000 a	639,180
Dress Barn	36,500 a	759,565
Drew Industries	12,000 a,b	344,160
Ethan Allen Interiors	25,400 b	897,636
Finish Line, Cl. A	28,000	352,800
Fleetwood Enterprises	49,700 a,b	393,127
Fossil	36,800 a,b	974,096
Fred's	33,300 b	489,510
Genesco	18,000 a	747,540
Group 1 Automotive	21,000	835,170
Guitar Center	21,300 a,b	961,056
Gymboree	28,300 a,b	1,133,981
Haverty Furniture Cos.	22,200 b	310,800
Hibbett Sports	28,200 a,b	806,238
Hot Topic	28,570 a	317,127
IHOP	15,000 b	879,750
Interface, Cl. A	41,000	655,590
Jack in the Box	27,000	1,866,510
JAKKS Pacific	21,900	523,410
Jo-Ann Stores	15,325 b	417,606
JoS. A. Bank Clothiers	14,275 a,b	504,621
K-Swiss, Cl. A	21,000	567,420
K2	41,400 a	500,526
Kellwood	22,500	659,925
Keystone Automotive Industries	12,700 a	427,990
La-Z-Boy	39,000 b	482,820
Landry's Restaurants	12,800 b	378,880
Lenox Group	11,700 a	76,986
Libbey	6,400	89,728

Live Nation	52,000 a	1,147,120
LKQ	35,000 a	765,100
M/I Homes	7,600 b	201,780
Marcus	22,000	511,720
MarineMax	12,400 a,b	287,432
Men's Wearhouse	42,000	1,976,100
Meritage Homes	16,700 a,b	536,404
Midas	9,600 a	207,072
Monaco Coach	21,400 b	340,902
Monarch Casino & Resort	7,300 a	189,800
Movado Group	16,700	491,815
Multimedia Games	23,000 a,b	273,700
National Presto Industries	2,900 b	178,756
Nautilus	23,000 b	354,890
NVR	3,900 a	2,593,500
O'Charleys	20,500 a	395,445
Oxford Industries	11,600	573,504
P.F. Chang's China Bistro	19,100 b	799,908
Panera Bread, Cl. A	24,300 a,b	1,435,158
Papa John's International	21,400 a,b	629,160
PEP Boys-Manny Moe & Jack	37,400 b	713,966
PetMed Express	17,500 a	207,375
Pinnacle Entertainment	47,500 a	1,380,825
Polaris Industries	27,000 b	1,295,460
Pool	39,025 b	1,397,095
Pre-Paid Legal Services	5,500 b	275,605
Quiksilver	94,000 a,b	1,090,400
Radio One, Cl. D	55,000 a,b	355,300
Rare Hospitality International	27,950 a	841,016
Red Robin Gourmet Burgers	11,600 a,b	450,312
Russ Berrie & Co.	5,500 a	77,550
Ruth's Chris Steak House	12,900 a	262,644
Select Comfort	44,550 a,b	792,990
Shuffle Master	30,850 a,b	563,012
Skechers USA, Cl. A	22,000 a	738,540
Skyline	8,800	296,912
Sonic	59,075 a	1,316,191
Sonic Automotive, Cl. A	25,500	726,750
Stage Stores	33,450	779,720
Stamps.com	15,500 a	222,735
Standard Motor Products	6,600	112,662
Standard-Pacific	49,200 b	1,026,804
Steak n Shake	21,000 a	352,170
Stein Mart	20,500	334,560
Stride Rite	29,800	458,622
Sturm Ruger & Co.	13,000 a,b	174,850
Superior Industries International	16,200 b	337,446
Tractor Supply	26,600 a,b	1,369,900
Triarc Cos., Cl. B	52,500	902,475
Tuesday Morning	18,000 b	267,120
Tween Brands	26,200 a	935,864
UniFirst	12,700	487,299
Universal Technical Institute	16,300 a,b	376,204
Vertrue	8,300 a	399,313
Winnebago Industries	25,000 b	840,750
WMS Industries	18,000 a,b	706,320
Wolverine World Wide	48,000 b	1,371,360
Zale	39,000 a	1,028,820

		70,008,938
Consumer Staples--4.6%
Alliance One International	69,000 a	636,870
Casey's General Stores	41,000	1,025,410
Central Garden & Pet, Cl. A	56,600 a	832,020
Chattem	14,800 a	872,312
Corn Products International	60,600	2,156,754
Delta & Pine Land	28,000 b	1,153,600
Flowers Foods	42,800 b	1,291,276
Great Atlantic & Pacific Tea	15,300 a,b	507,654
Hain Celestial Group	31,700 a	953,219
J & J Snack Foods	12,400	489,676
Lance	22,600	457,424
Longs Drug Stores	23,000	1,187,720
Nash Finch	11,000 b	379,060
NBTY	45,000 a	2,386,800
Peet's Coffee & Tea	10,800 a,b	298,296
Performance Food Group	28,000 a	864,360
Playtex Products	46,600 a	632,362
Ralcorp Holdings	21,000 a	1,350,300
RC2	18,300 a	739,137
Sanderson Farms	12,600 b	466,956
Spartan Stores	14,000	375,200
Spectrum Brands	24,000 a,b	151,920
TreeHouse Foods	24,900 a	758,703
United Natural Foods	34,000 a	1,041,760
USANA Health Sciences	8,000 a,b	374,960
WD-40	16,000	507,360
		21,891,109
Energy--6.3%
Atwood Oceanics	21,300 a,b	1,250,097
Bristow Group	20,500 a,b	747,225
Cabot Oil & Gas	39,500	2,659,140
CARBO Ceramics	13,500 b	628,425
Dril-Quip	19,400 a	839,632
Helix Energy Solutions Group	75,850 a	2,828,446
Hornbeck Offshore Services	17,000 a,b	487,050
Hydril	14,500 a	1,395,480
Input/Output	56,500 a,b	778,570
Lone Star Technologies	24,600 a	1,624,338
Lufkin Industries	12,500	702,250
Massey Energy	64,400	1,544,956
Oceaneering International	46,000 a	1,937,520
Penn Virginia	14,000	1,027,600
Petroleum Development	12,200 a	653,554
SEACOR Holdings	17,500 a,b	1,722,000
St. Mary Land & Exploration	50,000	1,834,000
Stone Energy	21,500 a	638,335
Swift Energy	24,000 a	1,002,480
Tetra Technologies	59,300 a	1,465,303
Unit	38,600 a	1,952,774
W-H Energy Services	24,600 a	1,149,804
World Fuel Services	22,500	1,040,850
		29,909,829
Financial--15.6%
Acadia Realty Trust	26,200	683,034
Anchor Bancorp Wisconsin	13,400	379,890
Bank Mutual	42,400 b	482,088

BankAtlantic Bancorp, Cl. A	32,600	357,296
BankUnited Financial, Cl. A	30,000 b	636,300
Boston Private Financial Holdings	29,300	818,056
Brookline Bancorp	48,800	618,296
Cascade Bancorp	26,000 b	674,440
Cash America International	25,500 b	1,045,500
Central Pacific Financial	25,000	914,250
Chittenden	38,025 b	1,147,975
Colonial Properties Trust	34,600	1,580,182
Community Bank System	24,200	506,264
Corus Bankshares	26,000 b	443,560
Delphi Financial Group, Cl. A	34,600	1,391,958
Dime Community Bancshares	18,000	238,140
Downey Financial	15,600 b	1,006,824
East West Bancorp	49,500	1,820,115
EastGroup Properties	19,400	989,982
Entertainment Properties Trust	23,000	1,385,750
Essex Property Trust	20,000	2,589,600
Financial Federal	20,350 b	535,612
First BanCorp/Puerto Rico	68,800	912,288
First Cash Financial Services	20,600 a	458,968
First Commonwealth Financial	52,000 b	611,000
First Financial Bancorp	28,000	423,080
First Indiana	9,100	198,835
First Midwest Bancorp/IL	39,200	1,440,600
First Republic Bank/San Francisco, CA	24,100	1,294,170
FirstFed Financial	14,000 a,b	795,620
Flagstar Bancorp	27,500 b	328,625
Franklin Bank/Houston, TX	18,800 a	335,956
Fremont General	53,000 b	367,290
Glacier Bancorp	42,000	1,009,680
Hanmi Financial	34,800 b	663,288
Hilb, Rogal & Hobbs	27,500	1,348,875
Independent Bank/MI	16,270	331,420
Infinity Property & Casualty	15,300	716,958
Inland Real Estate	52,400	961,016
Investment Technology Group	35,700 a	1,399,440
Irwin Financial	16,000	298,240
Kilroy Realty	24,800	1,829,000
LaBranche & Co.	34,000 a,b	277,440
LandAmerica Financial Group	13,300 b	983,003
Lexington Corporate Properties Trust	58,200 b	1,229,766
LTC Properties	17,700	458,607
MAF Bancorp	21,600	892,944
Medical Properties Trust	34,500 b	506,805
Mid-America Apartment Communities	19,000	1,068,940
Nara Bancorp	18,000	315,180
National Retail Properties	53,500 a,b	1,294,165
Parkway Properties/Md	11,900	621,775
Philadelphia Consolidated Holding	46,500 a	2,045,535
Piper Jaffray Cos.	14,700 a	910,518
Portfolio Recovery Associates	12,000 a,b	535,800
Presidential Life	18,400	362,848
PrivateBancorp	15,300 b	559,368
ProAssurance	26,500 a	1,355,475
Prosperity Bancshares	28,300	983,142
Provident Bankshares	26,300	864,218
PS Business Parks	12,800	902,656

Rewards Network	20,000 a	106,000
RLI	15,800 b	867,894
Safety Insurance Group	14,300	573,716
Selective Insurance Group	47,400	1,206,804
Senior Housing Properties Trust	61,400	1,467,460
South Financial Group	56,500 b	1,396,680
Sovran Self Storage	17,300 b	958,593
Sterling Bancorp/NY	12,000 b	217,200
Sterling Bancshares/TX	59,350	663,533
Sterling Financial/WA	40,280	1,256,333
Stewart Information Services	14,000	585,060
Susquehanna Bancshares	42,100	976,299
SWS Group	22,000	545,820
TradeStation Group	13,600 a	171,224
Triad Guaranty	9,400 a	389,254
Trustco Bank NY	59,000 b	565,220
UCBH Holdings	77,300 b	1,439,326
Umpqua Holdings	47,000 b	1,258,190
United Bankshares	28,500 b	998,355
United Community Banks/GA	29,100	954,189
United Fire & Casualty	14,700	516,411
Whitney Holding	54,000	1,651,320
Wilshire Bancorp	14,000 b	229,600
Wintrust Financial	19,000	847,590
World Acceptance	16,300 a,b	651,185
Zenith National Insurance	31,000 b	1,465,370
		74,096,272
Health Care--12.3%
Allscripts Healthcare Solutions	36,000 a,b	965,160
Alpharma, Cl. A	31,300 a	753,704
Amedisys	21,333 a,b	691,829
American Medical Systems Holdings	54,000 a,b	1,143,180
AMERIGROUP	44,000 a	1,337,600
AMN Healthcare Services	24,400 a	551,928
AmSurg	25,550 a	625,720
Analogic	10,700	672,816
ArQule	25,000 a	186,500
ArthroCare	21,500 a	774,860
BIOLASE Technology	16,000 a,b	155,680
Biosite	13,000 a,b	1,091,610
Bradley Pharmaceuticals	14,000 a,b	268,660
Cambrex	21,700	533,820
Centene	35,200 a	738,848
Chemed	21,200 b	1,037,952
CONMED	21,600 a	631,368
Cooper Cos.	35,500	1,726,010
Cross Country Healthcare	18,500 a	337,255
Cyberonics	12,300 a,b	230,994
Datascope	12,600	455,994
Dendrite International	36,000	563,760
Digene	18,000 a	763,380
Dionex	16,100 a,b	1,096,571
DJO	18,300 a	693,570
Enzo Biochem	26,366 a,b	397,599
Genesis HealthCare	14,500 a	915,095
Greatbatch	19,400 a	494,700
Haemonetics/Mass.	22,300 a	1,042,525
HealthExtras	20,500 a,b	589,990

Healthways	28,000 a	1,309,000
Hologic	41,400 a,b	2,386,296
Hooper Holmes	46,400 a	207,408
ICU Medical	13,300 a	521,360
IDEXX Laboratories	26,000 a	2,278,380
Immucor	56,925 a	1,675,303
Integra LifeSciences Holdings	15,800 a	720,164
Invacare	25,100	437,744
inVentiv Health	25,500 a	976,395
Kendle International	10,600 a	376,512
Kensey Nash	9,000 a,b	274,500
LCA-Vision	18,450 b	759,956
Mannatech	12,200 a,b	195,932
Matria Healthcare	16,600 a,b	437,576
Mentor	35,300 b	1,623,800
Meridian Bioscience	16,900	469,144
Merit Medical Systems	20,000 a	251,000
MGI Pharma	60,800 a	1,366,176
Noven Pharmaceuticals	19,600 a,b	454,720
Odyssey HealthCare	30,000 a	393,900
Option Care	19,000	252,700
Osteotech	10,000 a	76,400
Owens & Minor	31,800	1,168,014
Palomar Medical Technologies	14,900 a	595,255
PAREXEL International	23,400 a,b	841,698
Pediatrix Medical Group	39,800 a	2,270,988
PharmaNet Development Group	17,500 a	455,000
PolyMedica	18,800 b	795,804
Possis Medical	14,000 a	182,140
PSS World Medical	54,500 a	1,152,130
Regeneron Pharmaceuticals	48,000 a	1,037,760
RehabCare Group	14,200 a	225,354
Respironics	58,800 a,b	2,469,012
Savient Pharmaceuticals	39,000 a	468,780
Sciele Pharma	24,000 a,b	568,320
Sierra Health Services	44,800 a	1,844,416
Sunrise Senior Living	34,000 a	1,343,680
SurModics	15,900 a,b	572,400
Theragenics	32,400	202,824
United Surgical Partners International	35,050 a	1,079,890
VIASYS Healthcare	25,500 a	866,745
ViroPharma	57,800 a,b	829,430
Vital Signs	6,400	332,672
		58,215,356
Industrial--17.2%
A.O. Smith	20,000	764,400
AAR	30,000 a	826,800
ABM Industries	37,500	989,625
Acuity Brands	36,800	2,003,392
Administaff	19,400 b	682,880
Albany International, Cl. A	23,000	826,620
Angelica	5,500	151,470
Apogee Enterprises	24,000	480,960
Applied Industrial Technologies	32,450	795,999
Applied Signal Technology	10,000	179,300
Arkansas Best	23,700	842,535
Armor Holdings	23,300 a,b	1,568,789
Astec Industries	14,300 a	575,575

ASV	12,000 a,b	183,120
Baldor Electric	34,600	1,305,804
Barnes Group	32,500	747,825
Bowne & Co.	22,000	346,060
Brady, Cl. A	40,300	1,257,360
Briggs & Stratton	41,300 b	1,274,105
C & D Technologies	12,700 a,b	63,881
Cascade	8,600 b	514,366
CDI	12,000	347,040
Central Parking	15,100 b	334,918
Ceradyne	20,450 a,b	1,119,433
CLARCOR	42,000	1,335,600
Coinstar	23,400 a	732,420
Consolidated Graphics	8,600 a,b	636,830
Cubic	14,000	302,960
Curtiss-Wright	33,800	1,302,652
EDO	11,300 b	296,060
EGL	23,500 a,b	931,305
EMCOR Group	27,500 a	1,621,950
EnPro Industries	17,300 a	623,665
Esterline Technologies	20,600 a,b	846,042
Forward Air	24,500 b	805,560
Frontier Airlines Holdings	21,000 a,b	126,210
G & K Services, Cl. A	17,800	645,784
Gardner Denver	40,000 a	1,394,000
GenCorp	41,800 a,b	578,512
Griffon	21,400 a	529,650
Healthcare Services Group	21,750 b	623,137
Heartland Express	47,066	747,408
Heidrick & Struggles International	16,400 a,b	794,580
Hub Group, Cl. A	32,400 a	939,276
IDEX	43,100	2,192,928
Insituform Technologies, Cl. A	20,000 a	415,800
John H. Harland	21,200	1,086,076
Kaman	20,000	466,200
Kansas City Southern	60,800 a,b	2,163,264
Kaydon	22,100 b	940,576
Kirby	43,500 a,b	1,521,630
Knight Transportation	41,275 b	735,521
Labor Ready	38,000 a,b	721,620
Landstar System	43,000	1,971,120
Lawson Products	4,800	181,824
Lennox International	49,800	1,777,860
Lindsay	8,200 b	260,678
Lydall	12,500 a	198,625
Manitowoc	51,800	3,290,854
Mesa Air Group	31,000 a,b	233,430
Mobile Mini	27,000 a	723,060
Moog, Cl. A	34,050 a	1,418,182
Mueller Industries	31,000	933,100
NCI Building Systems	16,000 a,b	763,840
Old Dominion Freight Line	22,450 a,b	646,785
Regal-Beloit	24,400 b	1,131,672
Robbins & Myers	13,600	507,144
School Specialty	15,100 a,b	545,261
Shaw Group	64,700 a	2,023,169
Simpson Manufacturing	28,500 b	878,940
SkyWest	55,200	1,481,016

Spherion	59,600 a	525,672
Standard Register	10,000	126,500
Standex International	11,000	313,610
Teledyne Technologies	27,000 a	1,010,880
Tetra Tech	50,700 a	966,342
Toro	31,400	1,608,936
Tredegar	22,400	510,496
Triumph Group	14,400 b	796,896
United Stationers	26,300	1,575,896
Universal Forest Products	16,100	797,755
URS	41,400 a	1,763,226
Valmont Industries	13,400	774,922
Viad	16,800	648,480
Vicor	15,300	153,306
Volt Information Sciences	13,450 a,b	352,255
Wabash National	23,400 b	360,828
Waste Connections	54,675 a	1,636,970
Watsco	19,000 b	970,330
Watson Wyatt Worldwide, Cl. A	36,800	1,790,320
Watts Water Technologies, Cl. A	22,500 b	855,675
Woodward Governor	25,400	1,045,718
		81,791,046
Information Technology--18.2%
Actel	23,700 a	391,524
Adaptec	91,000 a	352,170
Advanced Energy Industries	28,500 a	599,640
Aeroflex	61,600 a	810,040
Agilysys	24,400	548,268
Altiris	19,400 a	638,454
Anixter International	26,200 a,b	1,727,628
ANSYS	31,300 a	1,589,101
ATMI	30,300 a,b	926,271
Avid Technology	35,067 a,b	1,223,137
Axcelis Technologies	77,000 a	588,280
Bankrate	8,800 a,b	310,112
Bel Fuse, Cl. B	12,400	480,004
Belden CDT	35,000	1,875,650
Bell Microproducts	20,400 a	130,560
Benchmark Electronics	57,050 a	1,178,653
Black Box	13,700 b	500,598
Blackbaud	35,600	869,352
Blue Coat Systems	12,000 a,b	440,760
Brightpoint	33,300 a	380,952
Brooks Automation	60,012 a	1,029,206
C-COR	29,000 a	401,940
Cabot Microelectronics	20,000 a	670,200
CACI International, Cl. A	23,000 a	1,077,780
Captaris	23,000 a	133,170
Carreker	17,400 a	139,548
Catapult Communications	8,000 a	77,920
Checkpoint Systems	31,300 a	740,558
CIBER	35,000 a	275,450
Cognex	37,500	812,625
Coherent	27,000 a	856,980
Cohu	18,000	338,400
Comtech Telecommunications	18,800 a	728,124
Concur Technologies	18,400 a	321,264
CTS	30,400	420,128

Cymer	30,300 a,b	1,258,965
Daktronics	23,000 b	631,120
Digi International	20,000 a	254,000
Diodes	15,000 a,b	522,750
Ditech Networks	24,700 a	200,564
DSP Group	25,200 a	478,800
eFunds	35,000 a	933,100
Electro Scientific Industries	23,200 a	446,368
Epicor Software	47,000 a	653,770
EPIQ Systems	12,700 a,b	258,826
Exar	31,200 a	413,088
FactSet Research Systems	32,700	2,055,195
FEI	18,000 a,b	649,080
FLIR Systems	55,800 a,b	1,990,386
Gentiva Health Services	23,400 a	471,978
Georgia Gulf	29,400 b	476,574
Gerber Scientific	13,000 a	137,930
Gevity HR	19,500 b	384,930
Global Imaging Systems	42,000 a	819,000
H.B. Fuller	48,600	1,325,322
Harmonic	52,900 a,b	519,478
Hutchinson Technology	20,400 a,b	476,340
Hyperion Solutions	47,000 a	2,436,010
InfoSpace	24,800 a,b	636,616
Insight Enterprises	38,500 a	692,230
Inter-Tel	20,300	479,892
Intevac	13,000 a,b	342,810
Itron	20,600 a,b	1,339,824
j2 Global Communications	44,000 a	1,219,680
JDA Software Group	24,500	368,235
Keane	33,500 a	454,930
Keithley Instruments	13,700	209,473
Komag	26,000 a,b	850,980
Kopin	58,600 a	198,068
Kronos/MA	26,000 a	1,391,000
Kulicke & Soffa Industries	44,400 a,b	410,700
Littelfuse	18,800 a	763,280
LoJack	14,000 a,b	265,720
Manhattan Associates	22,600 a	619,918
ManTech International, Cl. A	15,300	511,173
MapInfo	23,000 a	462,990
MAXIMUS	15,400 b	530,992
Mercury Computer Systems	12,400 a	171,988
Methode Electronics	37,000	546,490
Micros Systems	33,300 a	1,797,867
Microsemi	57,500 a	1,196,575
MIVA	6,000 a	23,040
MKS Instruments	28,500 a	727,320
MTS Systems	17,000	660,280
Napster	28,600 a	118,404
Neoware	13,500 a,b	135,945
NETGEAR	24,500 a,b	698,985
Network Equipment Technologies	7,000 a	67,900
Novatel Wireless	19,800 a,b	317,592
OM Group	25,400 a	1,134,872
Park Electrochemical	20,500	555,960
Paxar	33,600 a	964,320
PC-Tel	15,000 a	152,550

Pericom Semiconductor	19,600 a	191,688
Phoenix Technologies	11,000 a	68,750
Photon Dynamics	13,300 a	167,713
Photronics	36,200 a,b	562,910
Planar Systems	19,400 a	168,198
Plexus	39,800 a	682,570
Progress Software	34,700 a	1,082,640
Quality Systems	14,400 a,b	576,000
Radiant Systems	16,000 a	208,480
Radisys	16,800 a	274,512
Rogers	13,300 a	589,855
Rudolph Technologies	15,200 a	265,088
ScanSource	21,200 a,b	569,008
Secure Computing	53,000 a,b	408,100
Skyworks Solutions	129,600 a	745,200
Sonic Solutions	21,600 a	304,560
SPSS	16,400 a	592,040
Standard Microsystems	16,500 a	503,910
StarTek	8,300	81,257
Supertex	12,000 a,b	398,520
Sykes Enterprises	24,000 a	437,760
Symmetricom	35,000 a	290,500
Synaptics	18,900 a	483,462
Take-Two Interactive Software	54,600 a,b	1,099,644
TALX	24,650 b	816,655
Technitrol	33,600	879,984
THQ	50,850 a,b	1,738,561
Tollgrade Communications	11,000 a	138,160
Trimble Navigation	93,400 a	2,506,856
Ultratech	17,000 a,b	231,370
United Online	54,000	757,620
Varian Semiconductor Equipment Associates	44,250 a	2,362,065
Veeco Instruments	24,400 a	475,800
ViaSat	17,500 a	576,975
WebEx Communications	34,000 a,b	1,933,240
Websense	42,000	965,580
X-Rite	20,000 b	259,000
		86,790,851
Materials--5.2%
A.M. Castle & Co.	7,600	223,136
AMCOL International	15,300 b	453,645
AptarGroup	27,800	1,860,654
Arch Chemicals	19,500	608,790
Brush Engineered Materials	16,200 a,b	785,214
Buckeye Technologies	31,000 a	402,380
Caraustar Industries	23,000 a	144,440
Carpenter Technology	21,800	2,632,568
Century Aluminum	16,000 a	750,080
Chaparral Steel	39,300	2,286,081
Chesapeake	16,300	246,130
Cleveland-Cliffs	34,000 b	2,176,340
Deltic Timber	8,400 a	402,864
Gibraltar Industries	21,000	475,020
Headwaters	30,000 a,b	655,500
MacDermid	20,000	697,400
Myers Industries	21,802	407,261
Neenah Paper	10,900	433,166
Omnova Solutions	30,600 a	167,076

Penford	7,300	147,022
PolyOne	87,000 a	530,700
Pope & Talbot	8,000 a,b	54,000
Quaker Chemical	7,500	178,575
Quanex	30,750	1,302,263
Rock-Tenn, Cl. A	24,800	823,360
RTI International Metals	17,600 a	1,601,776
Ryerson	20,000 b	792,400
Schulman (A.)	20,500	482,980
Schweitzer-Mauduit International	13,000	323,050
Steel Technologies	10,400	307,632
Texas Industries	18,300 b	1,382,199
Tronox, Cl. B	33,000 b	461,340
Wausau Paper	36,500	524,140
		24,719,182
Telecommunication Services--.2%
CT Communications	15,000	361,500
General Communication, Cl. A	37,000 a	518,000
		879,500
Utilities--5.1%
Allete	23,400	1,090,908
American States Water	10,350 b	381,604
Atmos Energy	74,200	2,320,976
Avista	43,400	1,051,582
Cascade Natural Gas	8,900	234,515
Central Vermont Public Service	9,200	265,144
CH Energy Group	11,000 b	535,590
Cleco	45,000	1,162,350
El Paso Electric	38,700 a,b	1,019,745
Energen	59,300	3,017,777
Green Mountain Power	2,500	87,175
Laclede Group	18,800	584,304
New Jersey Resources	23,500 b	1,176,175
Northwest Natural Gas	22,000 b	1,004,740
Piedmont Natural Gas	57,000 b	1,503,660
South Jersey Industries	24,400 b	928,420
Southern Union	82,343	2,502,404
Southwest Gas	35,200	1,368,224
UGI	86,300	2,305,073
UIL Holdings	19,500 b	676,650
UniSource Energy	27,000 b	1,013,850
		24,230,866
Total Common Stocks
(cost $332,467,676)		472,532,949

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills
5.04%, 4/19/07
(cost $249,370)	250,000 [c]	249,410

Other Investment--.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,234,000)	1,234,000 [d]	1,234,000

Investment of Cash Collateral for
Securities Loaned--23.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $110,423,268)	110,423,268 [d]	110,423,268

Total Investments (cost $444,374,314)	123.2%	584,439,627
Liabilities, Less Cash and Receivables	(23.2%)	(110,035,501)
Net Assets	100.0%	474,404,126

a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2007, the total market value of the portfolio's securities on loan is $106,291,892 and the total market value of the collateral held by the fund is $110,423,268.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semiannual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
March 31, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2007 ($)

Financial Futures Long
Russell 2000 E-mini	26	2,100,800	June 2007	36,280

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
March 31, 2007 (Unaudited)

Common Stocks--95.5%	Shares	Value ($)

Consumer Discretionary--3.6%
Garmin	116,200 a	6,292,230
Health Care--.2%
Genentech	5,300 b	435,236
Information Technology--91.7%
Accenture, Cl. A	110,700	4,266,378
Adobe Systems	152,300 b	6,350,910
Akamai Technologies	98,900 b	4,937,088
Amdocs	158,600 a,b	5,785,728
Apple Computer	50,100 b	4,654,791
Automatic Data Processing	133,100	6,442,040
Broadcom, Cl. A	186,250 b	5,973,038
CheckFree	103,300 a,b	3,831,397
Cisco Systems	243,200 b	6,208,896
Citrix Systems	89,900 b	2,879,497
Cognizant Technology Solutions,
Cl. A	81,400 b	7,185,178
Comverse Technology	230,200 b	4,914,770
Corning	317,400 b	7,217,676
Electronic Arts	75,400 b	3,797,144
EMC/Massachusetts	158,500 b	2,195,225
Google, Cl. A	13,800 b	6,322,608
Harris	44,400	2,262,180
Hewlett-Packard	137,800 a	5,531,292
Infosys Technologies, ADR	116,500 a	5,854,125
Intel	46,700	893,371
Juniper Networks	302,500 a,b	5,953,200
Marvell Technology Group	157,000 b	2,639,170
MEMC Electronic Materials	121,600 b	7,366,528
Microsoft	258,400	7,201,608
NAVTEQ	5,400 b	186,300
Network Appliance	166,600 b	6,084,232
Oracle	155,400 b	2,817,402
QUALCOMM	132,400	5,648,184
SanDisk	30,000 b	1,314,000
SAP, ADR	69,700	3,112,105
Seagate Technology	114,500	2,667,850
SiRF Technology Holdings	109,900 a,b	3,050,824
Sun Microsystems	593,100 b	3,564,531
Taiwan Semiconductor
Manufacturing, ADR	286,527 a	3,080,165
Telefonaktiebolaget LM Ericsson,
ADR	12,100 b	448,789
Tellabs	134,400 b	1,330,560
Texas Instruments	120,200	3,618,020
Yahoo!	129,800 b	4,061,442

161,648,242
Total Common Stocks
(cost $134,641,725)	168,375,708

Other Investment--3.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,636,718)	5,636,718 [c]	5,636,718

Investment of Cash Collateral for
Securities Loaned--11.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,230,024)	20,230,024 [c]	20,230,024
Total Investments (cost $160,508,467)	110.2%	194,242,450
Liabilities, Less Cash and Receivables	(10.2%)	(18,027,719)
Net Assets	100.0%	176,214,731
ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At March 31, 2007, the total market value of the portfolio's securities on loan is $19,434,384 and the total market value of the collateral held by the portfolio is $20,230,024.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT PORTFOLIOS

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 21, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)